The AAL Mutual Funds
                              Institutional Shares
                                  Annual Report

                                 April 30, 2000

                        The AAL Large Company Index Fund
                           The AAL Mid Cap Index Fund
                             The AAL Bond Index Fund

Table of Contents

President's Letter....................................................2

Portfolio Perspective
         The AAL Large Company Index Fund.............................4
         The AAL Mid Cap Index Fund...................................6
         The AAL Bond Index Fund......................................8

Schedule of Investments
         The AAL Large Company Index Fund............................10
         The AAL Mid Cap Index Fund..................................16
         The AAL Bond Index Fund.....................................21

Statement of Assets and Liabilities..................................24

Statement of Operations..............................................25

Statement of Changes in Net Assets...................................26

Notes to Financial Statements........................................27

Financial Highlights
         The AAL Large Company Index Fund............................30
         The AAL Mid Cap Index Fund..................................31
         The AAL Bond Index Fund.....................................32

Report of Independent Accountants....................................33

A Note on Forward-Looking Statements.................................34

April 30, 2000

Dear AAL Mutual Fund Shareholder:

The Markets and Economy in Review

In the past year, the financial markets have been like riding a roller coaster at an amusement park. At one moment, you're at the pinnacle of excitement, overlooking the entire area from the top. And then at the next instant, you're plunging downward and can feel your stomach flip-flop. Finally, the ride ends and you come back to where you started...

But unlike a roller coaster, you can't tell where the low point is going to be in the financial markets. Investors trying to "buy on the dips" have found themselves seeing prices fall even further after they've made a purchase. Those trying to sell in falling markets may find themselves following the "herd mentality." If everyone else is selling, they figure they should as well...even if it may not be a good move for them.

Where am I going with this?  Well, it's quite simple.  You should:
o  invest in things with which you're comfortable.
o  diversify your portfolio among various asset classes.
o  have a long-term investment outlook.
o  realize that markets will go up and down.

Besides investor sentiment, what else has sent the market for such a wild ride?

New Economy issues, the dotcoms and other darlings of the technology world, have seen huge swings in the past six months. New Economy stocks are those with lots of excitement around them and generally not much in terms of earnings history, while Old Economy stocks generally have a history of earnings but little excitement around them. Some Old Economy stocks participating in new Economy-type activities--such as Corning, the traditional glassware maker that has now branched into making fiber optic materials--are benefiting from "membership" in both groups!

Increasing energy prices have had a mixed effect. While it has been good for some industries like exploration and field service concerns, it has been a negative for utilities and others. It also has been fueling fears of inflation, prompting rises in interest rates.

In the past six months, the Federal Reserve Board has implemented three interest rate hikes of one-quarter percent. The Fed's attempt to cool what it considers an overheated U.S. economy and to quell inflation has impacted financial markets. Because the global community looks to the U.S. for clues about where the economy is heading, the sentiment is similar around the world. Global economic growth is at perhaps its strongest levels since the mid-1980s, but there's uneasiness in many areas because of interest-rate fears, inflation and volatile markets.

This is much like the anxiousness around the Y2K situation, which came and went without much difficulty. Investors who were patient and stuck with a plan of remaining invested did well, for the most part. That's solid advice for any time period. Remember, it's your time in the market, and not timing the market, that is more likely to yield solid long-term investment performance. While the ride has been bumpy as of late, remember that short-term market gyrations are just part of the ride. Because you've invested in The AAL Mutual Funds, you share our commitment in long-term investing...we think it's a philosophy that beats short-term investing and "being taken for a ride."

Sincerely

/s/Bob Same

Bob Same
President
The AAL Mutual Funds

[PHOTO APPEARS HERE]

The AAL Large Company Index Fund

Discuss the Fund's performance.

The fund produced a return of 2.70% in the first quarter of 2000. This was 41 basis points ahead of the S&P 500 Index, which returned 2.29%. The positive return relative to the Index benchmark was the result of advantageous timing of the purchase of stocks on the first day of trading and some amount of positive tracking error subsequent to that first day. Large capitalization stocks, as measured by the S&P 500, have been quite volatile with declines in January and February offset by a significant recovery in March.

Provide an overview of current economic and market fundamentals.

The U.S. stock market faces a set of adverse factors that could weigh heavily on investor sentiment going forward. The posture of the Federal Reserve Board ("Fed") is a primary concern. The Fed has been raising the Fed funds rate continuously for almost a year now, putting upward pressure on the entire yield curve. This movement is designed to slow the economy and prevent inflation. The strength of the economy in the face of a tightening Federal Reserve Board would imply that the Fed has a lot more work to do in terms of raising interest rates if it is to be effective in slowing it down. The other concern of the Federal Reserve is the trend in the rate of inflation. Various measures are indicating a pick-up in the inflation rate including the GDP Price deflator that was 2.7% in the first quarter of 2000 after spending 1999 at 2.0% or less. The Employment Cost Index, one of Fed Chairman Greenspan's favorite measures of inflation, soared in the first quarter to an annualized rate of 5.6%, putting the Fed on full alert that the tight labor market was finally flexing its muscles. Here again it appears that the Fed has a lot more work to do if, by raising interest rates, it hopes to keep inflation low.

Discuss the growth vs. value dynamic of stocks comprising the S&P 500 Index.
One common means of characterizing the stock market is to divide it into stocks that are thought to provide superior earnings growth versus the rest of the stock universe which would be classified as better values. There is some evidence that investors will favor one type of stock over the other given certain market conditions. The dynamic that may have been operational over the past year and a half is the degree of speculation that entered into the marketplace. After April passed in 1999, during which a one month rally in cyclical stocks such as steel, paper and chemicals took place, the market took on a speculative tone unlike anything seen in years. Any company with a perceived high growth profile, was bid up to lofty price levels that were unjustified by any logical measure of potential future growth. The emergence of the Internet fed into this frenzy as various ".com" companies went public and caught the imagination of investors with their promise of a new world order of conducting business, dispersing information and linking people to each other. The lack of earnings of these companies was not a deterrent to investors eager to get into an investing game that promised quick riches. Instead of earnings, investors were now content to value ".com" companies on the basis of sales. The result was a market in the second half of 1999 and into the first quarter of 2000 that was dominated by growth stocks. Growth stocks in the S&P 500 Index outperformed value stocks during 1999 by an extraordinary 1700 basis points (29% return for growth to 12% for value). This relative performance continued into the first quarter of 2000 with growth tacking on an added 370 basis points of outperformance.

Has the recent volatility in technology stocks affected the S&P 500 Index as it has the Mid Cap and Small Cap Indices?

While perhaps not declining as precipitously as some of the smaller growth stocks, many of those in the S&P 500 have had major price declines as well. Numerous growth stocks in the S&P 500 Index achieved price multiples during the first quarter in excess of 75 times their earnings. Any multiple of this size is very hard to justify under even the most optimistic growth assumptions, leaving these stocks vulnerable to significant price declines. The average return of Technology stocks classified as growth stocks during the month of April was about -10%, underperforming the Index which returned about -3%.

/s/David J. Schnarsky

David J. Schnarsky
Portfolio Manager


                         Average Annual Total Returns(1)
                                 April 30, 2000
--------------------------------------------------------------------------------
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                                                        From Inception
------------------------------------------------------- ------------------------
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The AAL Large Company Index Fund                                (0.50)%(2)
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S&P 500(R)Index(4)                                              (0.78)%(3)




                         SEC Quarterly Standardized Returns
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                as of March 31, 2000
--------------------------------------------------------------------------------
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The AAL Large Company Index Fund                                  2.70%(2)
------------------------------------------------------- ------------------------
------------------------------------------------------- ------------------------
S&P 500(R)Index(4)                                                2.29%(3)


(1) Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

(2) Inception of Fund December 31, 1999.

(3) Performance number reflects the return of the S&P 500(R) Index since December 31, 1999.

(4) The S&P  500(R)  Index  is a  broad-based  composite  unmanaged  index  that represents the average performance of a group of 500 widely-held, publicly-traded stocks. Index performance does not include fees and expenses which are reflected in the fund's performance. It is not possible to invest directly in the index.

Since the fund has been in existence for less than one year, mountain chart performance has not been shown.


                                          % of Net Assets
          Fund Allocations                    4/30/00

Technology                                       32%
Financials                                       13%
Health Care                                      10%
Consumer Staples                                  9%
Consumer Cyclicals                                9%
Capital Goods                                     9%
Communication Services                            7%
Energy                                            6%
Utilities                                         2%
Basic Materials                                   2%
Transportation                                    1%
                                                  --
                                                 100%



                       5 LARGEST HOLDINGS
-----------------------------------------------------------------
----------------------------------------- -----------------------
                                             % of Net Assets
                Security                         4/30/00
----------------------------------------- -----------------------
----------------------------------------- -----------------------
General Electric Company                           4.2%
----------------------------------------- -----------------------
----------------------------------------- -----------------------
Cisco Systems, Inc.                                3.8%
----------------------------------------- -----------------------
----------------------------------------- -----------------------
Intel Corporation                                  3.4%
----------------------------------------- -----------------------
----------------------------------------- -----------------------
Microsoft Corporation                              2.9%
----------------------------------------- -----------------------
----------------------------------------- -----------------------
Exxon Mobil Corporation                            2.2%

[PHOTO APPEARS HERE]

The AAL Mid Cap Index Fund

Discuss Performance of the Fund

The Fund exceeded performance expectations by modestly exceeding the benchmark index, even after expenses. Since its inception on December 31, 1999, the Fund has returned 9.0% percent compared to the S&P MidCap 400 return of 8.75%. This outperformance is primarily the result of the fortuitous timing of the initial investment in the Fund.

Describe current economic and market fundamentals affecting the Mid Cap market and how do the fundamentals affect the S&P MidCap 400 Index?

Domestic equity markets have been extremely volatile in 2000, and the Mid Cap market has been no exception. Several countervailing influences including a very strong economy, solid earnings growth, historically high valuations, and rising interest rates have impacted investor perceptions during the past several months. Depending upon which factors investors have focused on, the market has moved sharply in both directions in very short periods of time.

The MidCap 400 Index, and therefore, this Fund, have not been immune to that volatility. During its short existence, the Fund reached a high of positive 12% and a low of negative 5%. Both the highs and lows have been driven by the technology sector of the index. While the fundamentals of those stocks have not changed dramatically, the sentiment regarding them has.

Discuss the growth v. value dynamic of stocks comprising the S&P MidCap 400 Index, particularly the technology component of the S&P MidCap 400 Index.

The S&P MidCap 400 Index provides an excellent balance between growth and value in the Mid Cap market. On the growth side, the technology sector represents about 25% percent of the Index at the current time. When one combines that with other growth industries such as communications, pharmaceuticals, and others, approximately 60% of the Index would be classified as growth. That is balanced by the other 40% of the Index that represents more value-oriented industries such as machinery or paper. This equilibrium has allowed the Index to perform well in the volatility we have seen so far this year.

How does an investment in the S&P MidCap 400 Index fit into an investor's overall asset allocation strategy?

An investment in the MidCap 400 Index provides investors an opportunity to participate in a segment of the market where companies typically have established business models and experienced management teams but still retain the potential to grow into much larger companies. The AAL MidCap Index Fund should also be viewed as a vehicle to diversify an investor's portfolio when used in conjunction with our other product offerings.

/s/Michael R. Hochholzer

Michael R. Hochholzer
Portfolio Manager


                         Average Annual Total Returns(1)
                                 April 30, 2000
                                                           From Inception
The AAL Mid Cap Index Fund                                     9.00%(2)
S&P MidCap 400(R)Index(4)                                      8.75%(3)

                        SEC Quarterly Standardized Returns
                               as of March 31, 2000
The AAL Mid Cap Index Fund                                    13.20%(2)
S&P MidCap 400(R)Index(4)                                     12.69%(3)

(1) Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

(2) Inception of Fund December 31, 1999.

(3) Performance number reflects the return of the S&P MidCap 400(R) Index since December 31, 1999.

(4) The S&P MidCap 400(R) Index is an unmanaged index that represents the average performance of a group of 400 medium capitalization stocks. Index performance does not include fees and expenses which are reflected in the fund's performance. It is not possible to invest directly in the index.

*Since the fund has been in existence for less than one year, mountain chart performance has not been shown.


                                            % of Net Assets
          Fund Allocations                      4/30/00
---------------------------------------- -------------------------
---------------------------------------- -------------------------
Technology                                          25%
---------------------------------------- -------------------------
---------------------------------------- -------------------------
Consumer Cyclicals                                  13%
---------------------------------------- -------------------------
---------------------------------------- -------------------------
Health Care                                         11%
---------------------------------------- -------------------------
---------------------------------------- -------------------------
Utilities                                           10%
---------------------------------------- -------------------------
---------------------------------------- -------------------------
Financials                                           9%
---------------------------------------- -------------------------
---------------------------------------- -------------------------
Capital Goods                                        9%
---------------------------------------- -------------------------
---------------------------------------- -------------------------
Consumer Staples                                     8%
---------------------------------------- -------------------------
---------------------------------------- -------------------------
Energy                                               6%
---------------------------------------- -------------------------
---------------------------------------- -------------------------
Basic Materials                                      4%
---------------------------------------- -------------------------
---------------------------------------- -------------------------
Cash & Cash Equivalents                              2%
---------------------------------------- -------------------------
---------------------------------------- -------------------------
Communication Services                               2%
---------------------------------------- -------------------------
---------------------------------------- -------------------------
Transportation                                       1%
---------------------------------------- -------------------------
---------------------------------------- -------------------------
                                                   100%




                             5 LARGEST HOLDINGS
--------------------------------------------------------------------------------
------------------------------------------------------- ------------------------
Security                                                   % of Net Assets
                                                               4/30/00
------------------------------------------------------- ------------------------
------------------------------------------------------- ------------------------
Siebel Systems, Inc                                             2.6%
------------------------------------------------------- ------------------------
------------------------------------------------------- ------------------------
Maxim Integrated Products, Inc.                                 1.9%
------------------------------------------------------- ------------------------
------------------------------------------------------- ------------------------
MedImmune, Inc.                                                 1.2%
------------------------------------------------------- ------------------------
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Univision Communications, Inc                                   1.2%
------------------------------------------------------- ------------------------
------------------------------------------------------- ------------------------
Vitesse Semiconductor Corporation                               1.2%

[PHOTO APPEARS HERE]

The AAL Bond Index Fund

Discuss the Fund's performance.

The Fund returned positive 1.72% since its inception date of December 31, 1999. Since January, the Fund has closely tracked its benchmark, the Lehman Aggregate Bond Index and has outpaced the Index over the past three months. The top performing sectors since the beginning of the year were U.S. Treasury securities and U.S. Government Agency securities while investment grade corporate bonds performed the worst. Short-term Treasury yields have increased significantly since the beginning of the year, while long-term Treasury yields have declined. This yield curve shift resulted from a stronger than expected economy that prompted the Federal Reserve Board ("Fed")to raise interest rates and created an atmosphere of further tightening. In addition, a dwindling supply of Treasury securities contributed to the decline in long-term bond yields.

Provide an overview of current economic and market fundamentals affecting the Bond market.

Concerns about inflation pressure stemming from a strong economy and an ever-tightening labor market has prompted the Fed to raise the Federal funds rate five times over the past year. GDP growth continues to be well above its long-term growth potential and the unemployment rate is the lowest it has been in 30 years. The Fed's interest rate tightenings have yet to slow the pace of economic activity and calm inflation fears. This has fueled investor expectations that the Fed may have to be more aggressive in raising interest rates. Since the beginning of the year, the yield curve has inverted reflecting in our opinion, bond investor expectations of higher short-term rates, a slowing economy, and a reduction in the supply of Treasury securities. Investor expectations for higher interest rates (lower bond prices) have been offset by the allure of higher bond yields and the perception that the bond market as a safe haven from the volatile equity markets.

It is not practical to hold all the issues that comprise the Lehman Brothers Aggregate Bond Index, so how do you determine which issues to hold?

The Fund invests in a well diversified sample of securities that approximate the key characteristics (sector weightings, maturity, credit quality distributions, yield curve exposure, and coupon rates) of the Index. Within each sector, the Fund invests in securities that offer the best return potential relative to their risk. To minimize tracking error in the investment grade corporate bond sector, the Fund maintains adequate exposure to the largest corporate issuers in the Index.

/s/Gregory R. Anderson

Gregory R. Anderson
Portfolio Manager


                          AVERAGE ANNUAL TOTAL RETURNS(1)
                                 APRIL 30, 2000
--------------------------------------------------------------------------------
------------------------------------------------------------ -------------------
                                                                 From Inception
------------------------------------------------------------ -------------------
------------------------------------------------------------ -------------------
The AAL Bond Index Fund                                             1.72%(2)
------------------------------------------------------------ -------------------
------------------------------------------------------------ -------------------
Lehman Brothers Aggregate Bond Index(R)(4)                          1.91%(3)
------------------------------------------------------------ -------------------
------------------------------------------------------------ -------------------

------------------------------------------------------------ -------------------
--------------------------------------------------------------------------------
                       SEC Quarterly Standardized Returns
                              as of March 31, 2000
--------------------------------------------------------------------------------
------------------------------------------------------------ -------------------
The AAL Bond Index Fund                                             1.96%(2)
------------------------------------------------------------ -------------------
------------------------------------------------------------ -------------------
Lehman Brothers Aggregate Bond Index(R)(4)                          2.21%(3)
------------------------------------------------------------ -------------------

(1) Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

(2) Inception of Fund December 31, 1999.

(3) Performance number reflects returns of the Lehman Brothers Aggregate Bond Index(R) since December 31, 1999.

(4) The Lehman Brothers Aggregate Bond Index(R) is an unmanaged index that encompasses four classes of fixed-income securities in the United States: U.S. Treasury and U.S. government agency securities, corporate debt obligations, mortgage-backed securities, and asset-backed securities. Index performance does not include fees and expenses which are reflected in the fund's performance. It is not possible to invest directly in the index.

* Since the fund has been in existence for less than one year, mountain chart performance has not been shown.

------------------------------------------
             Credit Quality
------------------------------------------
------------------- ----------------------
                      % of Net Assets
                          4/30/00
------------------- ----------------------
------------------- ----------------------
AAA                          77%
------------------- ----------------------
------------------- ----------------------
AA                            4%
------------------- ----------------------
------------------- ----------------------
A                            13%
------------------- ----------------------
------------------- ----------------------
BBB                           6%
------------------- ----------------------
------------------- ----------------------
                            100%
------------------- ----------------------
------------------------------------------
Average Quality: AAA
------------------------------------------
------------------------------------------
Average Maturity: 8.3 years
------------------------------------------


--------------------------------------------------------------------------------
                               5 LARGEST HOLDINGS
--------------------------------------------------------------------------------
------------------------------------------------------- ------------------------
                                                                % of Net Assets
                           Security                                 4/30/00
------------------------------------------------------- ------------------------
------------------------------------------------------- ------------------------
ABN Amro Bank Chicago                                              1.3%
  Coupon Rate: 7.250%
  Maturity Date: 5/31/2005
------------------------------------------------------- ------------------------
------------------------------------------------------- ------------------------
General Motors Acceptance Corporation                              1.3%
  Coupon Rate: 6.850%
  Maturity Date: 6/17/2004
------------------------------------------------------- ------------------------
------------------------------------------------------- ------------------------
EQCC Home Equity Loan Trust                                        1.1%
Series 1997-3 Class A7
  Coupon Rate: 6.930%
  Maturity Date: 2/15/2029
------------------------------------------------------- ------------------------
------------------------------------------------------- ------------------------
Wellsford Residential Property Trust                               1.0%
  Coupon Rate: 9.375%
  Maturity Date: 2/1/2002
------------------------------------------------------- ------------------------
------------------------------------------------------- ------------------------
Niagara Mohawk Power                                               1.0%
  Coupon Rate: 7.750%
  Maturity Date: 5/15/2006
------------------------------------------------------- ------------------------

The AAL Large Company Index Fund
Schedule of Investments as of April 30, 2000

Investment Objective
The Fund seeks total returns that track the performance of the S&P 500 Index, by investing primarily in common stocks comprising the Index.

Shares           Common Stocks (99.8%)                            Market Value
Basic Materials (2.0%)
         500     Air Products and Chemicals, Inc.                      $15,531
         500     Alcan Aluminium, Ltd.                                  16,375
         800     Alcoa, Inc.                                            51,900
         200     Allegheny Technologies, Inc.                            4,838
       1,300     Archer-Daniels-Midland Company                         12,919
         100     Ball Corporation                                        3,150
         100     Bemis Company, Inc.                                     3,681
         200     Bethlehem Steel Corporation*                            1,075
         100     Boise Cascade Corporation                               3,256
         200     Champion International Corporation                     13,150
         200     Crown Cork & Seal Company, Inc.                         3,250
         500     Dow Chemical Company                                   56,500
         200     Eastman Chemical Company                               10,462
         300     Ecolab, Inc.                                           11,719
       2,300     E.I. du Pont de Nemours and Company                   109,106
         200     Engelhard Corporation                                   3,513
         100     FMC Corporation*                                        5,819
         400     Georgia-Pacific Corporation                            14,700
         100     Great Lakes Chemical Corporation                        2,694
         200     Hercules, Inc.                                          3,112
         200     International Flavors & Fragrances, Inc.                6,888
         900     International Paper Company                            33,075
         200     Louisiana-Pacific Corporation                           2,675
         200     Mead Corporation                                        6,963
         200     Nucor Corporation                                       8,600
         300     Owens-Illinois, Inc.*                                   4,050
         300     Pactiv Corporation*                                     2,456
         100     Potlatch Corporation                                    3,944
         400     PPG Industries, Inc.                                   21,750
         300     Praxair, Inc.                                          13,331
         200     Reynolds Metals Company                                13,300
         500     Rohm and Haas Company                                  17,813
         200     Sigma-Aldrich Corporation                               5,875
         100     Temple-Inland, Inc.                                     5,012
         300     Union Carbide Corporation                              17,700
         200     USX-U.S. Steel Group                                    5,013
         200     Vulcan Materials Company                                8,762
         200     Westvaco Corporation                                    6,175
         500     Weyerhaeuser Company                                   26,719
         200     Willamette Industries, Inc.                             7,637
         100     Worthington Industries, Inc.                            1,237
         100     W.R. Grace & Company*                                  $1,300
                 Total Basic Materials                                 567,025

Capital Goods (8.7%)
         400     Allied Waste Industries, Inc.*                          2,450
         300     Avery Dennison Corporation                             19,688
         800     Barrick Gold Corporation                               13,450
         200     BFGoodrich Company                                      6,375
       1,900     Boeing Company                                         75,406
         100     Briggs & Stratton Corporation                           3,837
         800     Caterpillar, Inc.                                      31,550
         200     Cooper Industries, Inc.                                 6,863
         700     Corning, Inc.                                         138,250
         100     Crane Company                                           2,688
         300     Danaher Corporation                                    17,137
         500     Deere & Company                                        20,188
         500     Dover Corporation                                      25,406
         200     Eaton Corporation                                      16,800
       1,000     Emerson Electric Company                               54,875
         100     Fluor Corporation                                       3,356
         300     Freeport-McMoRan Copper & Gold, Inc., Class B*          2,888
         500     General Dynamics Corporation                           29,250
       7,400     General Electric Company                            1,163,650
         500     Homestake Mining Company                                3,000
       1,800     Honeywell International, Inc.                         100,800
         700     Illinois Tool Works, Inc.                              44,844
         400     Inco, Ltd.*                                             6,250
         400     Ingersoll-Rand Company                                 18,775
         200     ITT Industries, Inc.                                    6,313
         200     Johnson Controls, Inc.                                 12,662
         800     Lockheed Martin Corporation                            19,900
         100     McDermott International, Inc.                             812
         100     Milacron, Inc.                                          1,825
         100     Millipore Corporation                                   7,169
         900     Minnesota Mining and Manufacturing Company             77,850
         425     Molex, Inc.                                            23,348
         100     NACCO Industries, Inc.                                  4,487
         100     National Service Industries, Inc.                       2,150
         300     Newmont Mining Corporation                              7,031
         200     Northrop Grumman Corporation                           14,175
         200     Pall Corporation                                        4,463
         200     Parker-Hannifin Corporation                             9,300
         200     Phelps Dodge Corporation                               $9,250
         600     Pitney Bowes, Inc.                                     24,525
         700     Placer Dome, Inc.                                       5,688
         400     Rockwell International Corporation                     15,750
         200     Sealed Air Corporation*                                11,125
       1,300     Solectron Corporation*                                 60,856
         300     Textron, Inc.                                          18,581
         300     Thermo Electron Corporation*                            5,813
         100     Thomas & Betts Corporation                              3,081
         100     Timken Company                                          1,850
       3,800     Tyco International, Ltd.                              174,562
       1,100     United Technologies Corporation                        68,406
       1,300     Waste Management, Inc.                                 20,638
                 Total Capital Goods                                 2,419,386

Communication Services (7.3%)
         700     ALLTEL Corporation                                     46,638
       7,100     AT&T Corporation                                      331,481
       3,500     Bell Atlantic Corporation                             207,375
       4,200     BellSouth Corporation                                 204,488
         300     CenturyTel, Inc.                                        7,350
       1,700     Global Crossing, Ltd.*                                 53,550
       2,200     GTE Corporation                                       149,050
         800     Nextel Communications, Inc.*                           87,550
       7,600     SBC Communications, Inc.                              332,975
       2,000     Sprint Corporation                                    123,000
       1,900     Sprint Corporation (PCS Group)*                       104,500
       1,100     U S WEST, Inc.                                         78,306
       6,300     WorldCom, Inc.*                                       286,256
                 Total Communication Services                        2,012,519

Consumer Cyclicals (8.9%)
         100     Adolph Coors Company                                    5,100
         100     American Greetings Corporation                          1,812
       1,100     Anheuser-Busch Companies, Inc.                         77,619
         100     Armstrong Holdings, Inc.                                1,956
         300     AutoZone, Inc.*                                         6,881
         300     Bed Bath & Beyond, Inc.*                               11,006
         500     Best Buy Company, Inc.*                                40,375
         200     Black & Decker Corporation                              8,413
         200     Brown-Forman Corporation, Class B                      10,912
         200     Brunswick Corporation                                   3,838
       1,500     Cendant Corporation*                                   23,156
         100     Centex Corporation                                      2,413
         500     Circuit City Stores, Inc.-Circuit City Group           29,406
         200     Consolidated Stores Corporation*                        2,487
         100     Cooper Tire & Rubber Company                            1,350
       1,000     Costco Wholesale Corporation*                          54,062
         100     Cummins Engine Company, Inc.                            3,556
         900     CVS Corporation                                       $39,150
         300     Dana Corporation                                        9,113
       1,200     Delphi Automotive Systems Corporation                  22,950
         200     Dillard's, Inc.                                         2,788
         500     Dollar General Corporation                             11,438
         200     Dow Jones & Company, Inc.                              12,975
         300     Dun & Bradstreet Corporation                            9,038
         500     Federated Department Stores, Inc.*                     17,000
       2,700     Ford Motor Company                                    147,656
         300     Fortune Brands, Inc.                                    7,500
         600     Gannett Company, Inc.                                  38,325
       1,900     Gap, Inc.                                              69,825
       1,500     General Motors Corporation                            140,438
         300     Genuine Parts Company                                   7,875
         300     Goodyear Tire & Rubber Company                          8,287
         200     H&R Block, Inc.                                         8,362
         100     Harcourt General, Inc.                                  3,737
         800     Harley-Davidson, Inc.                                  31,850
         200     Harrah's Entertainment, Inc.*                           4,112
         300     Hasbro, Inc.                                            4,781
       5,200     Home Depot, Inc.                                      291,525
         600     IMS Health, Inc.                                       10,238
         600     Interpublic Group of Companies, Inc.                   24,600
         500     J.C. Penney Company, Inc.                               6,906
         100     Jostens, Inc.                                           2,469
         100     Kaufman and Broad Home Corporation                      1,925
       1,000     Kmart Corporation*                                      8,125
         200     Knight-Ridder, Inc.                                     9,813
         800     Kohl's Corporation*                                    38,400
         400     Leggett & Platt, Inc                                    8,550
         500     Limited, Inc.                                          22,594
         100     Liz Claiborne, Inc.                                     4,631
         100     Long's Drug Stores Corporation                          2,325
         900     Lowe's Companies, Inc.                                 44,550
         900     Masco Corporation                                      20,194
         900     Mattel, Inc.                                           11,025
         700     May Department Stores Company                          19,250
         200     Maytag Corporation                                      6,888
         400     McGraw-Hill Companies, Inc.                            21,000
         100     Meredith Corporation                                    2,781
         400     Mirage Resorts, Inc.*                                   8,150
         100     Navistar International Corporation*                     3,500
         600     NIKE, Inc.                                             26,062
         600     Newell Rubbermaid, Inc.                                15,112
         400     New York Times Company                                 16,475
         300     Nordstrom, Inc.                                         8,344
         700     Office Depot, Inc.*                                     7,394
         400     Omnicom Group, Inc.                                    36,425
         100     Owens Corning                                           1,819
         200     PACCAR, Inc.                                           $9,513
         100     Pulte Corporation                                       2,150
         100     Reebok International, Ltd.*                             1,700
         500     Rite Aid Corporation                                    2,500
         100     Russell Corporation                                     1,963
         800     Sears Roebuck & Company                                29,300
         300     Sherwin-Williams Company                                7,462
         100     Snap-on, Inc.                                           2,644
         100     Springs Industries, Inc.                                4,106
         200     Stanley Works                                           5,900
       1,000     Staples,  Inc.*                                        19,062
         400     Tandy Corporation                                      22,800
       1,000     Target Corporation                                     66,563
         200     Times Mirror Company                                   19,512
         600     TJX Companies, Inc.                                    11,512
         500     Toys "R" Us, Inc.*                                      7,625
         500     Tribune Company                                        19,438
         300     TRW, Inc.                                              17,550
         100     Tupperware Corporation                                  1,888
         200     V.F. Corporation                                        5,650
       2,200     Walgreen Company                                       61,875
      10,000     Wal-Mart Stores, Inc.                                 553,750
         200     Whirlpool Corporation                                  13,025
         100     Young & Rubicam, Inc                                    5,569
                 Total Consumer Cyclicals                            2,455,669

Consumer Staples (9.5%)
         100     Alberto-Culver Company                                  2,362
         900     Albertson's, Inc.                                      29,306
         500     Avon Products, Inc.                                    20,750
         600     Bestfoods                                              30,150
         900     Campbell Soup Company                                  23,400
         600     Cardinal Health, Inc.                                  33,038
       1,300     Carnival Corporation                                   32,338
       1,700     CBS Corporation*                                       99,875
         800     Clear Channel Communications, Inc.*                    57,600
         500     Clorox Company                                         18,375
       5,500     Coca-Cola Company                                     258,844
         900     Coca-Cola Enterprises, Inc.                            19,181
       1,300     Colgate-Palmolive Company                              74,262
       2,100     Comcast Corporation*                                   84,131
       1,000     ConAgra, Inc.                                          18,875
         200     Darden Restaurants, Inc.                                3,688
         100     Deluxe Corporation                                      2,519
         400     Fort James Corporation                                  9,575
         700     General Mills, Inc.                                    25,463
       2,400     Gillette Company                                       88,800
         100     Great Atlantic & Pacific Tea Company, Inc.              1,831
         300     Hershey Foods Corporation                              13,612
         800     Hilton Hotels Corporation                              $6,800
         800     H.J. Heinz Company                                     27,200
         900     Kellogg Company                                        21,994
       1,200     Kimberly-Clark Corporation                             69,675
       1,800     Kroger Company*                                        33,413
         500     Marriott International, Inc.                           16,000
       3,000     McDonald's Corporation                                114,375
         600     McKesson HBOC, Inc.                                    10,125
       1,400     MediaOne Group, Inc.*                                 105,875
         700     Nabisco Group Holdings Corporation                      9,013
       3,200     PepsiCo, Inc.                                         117,400
       5,200     Phillip Morris Companies, Inc.                        113,750
       2,900     Procter & Gamble Company                              172,913
         300     Quaker Oats Company                                    19,556
         600     Ralston Purina Company                                 10,612
         200     R.R. Donnelley & Sons Company                           4,250
       1,100     Safeway, Inc.*                                         48,537
       2,000     Sara Lee Corporation                                   30,000
       1,000     Seagram Company, Ltd                                   54,000
         300     SUPERVALU, Inc.                                         6,206
         700     SYSCO Corporation                                      26,337
       2,900     Time Warner, Inc.                                     260,819
         300     Tricon Global Restaurants, Inc.*                       10,237
       1,300     Unilever NV                                            59,231
         300     UST, Inc.                                               4,500
       1,600     Viacom, Inc., Class B*                                 87,000
       4,600     Walt Disney Company                                   199,237
         200     Wendy's International, Inc.                             4,475
         300     Winn-Dixie Stores, Inc.                                 4,969
         300     Wm. Wrigley Jr. Company                                21,713
                 Total Consumer Staples                              2,618,187

Energy (5.5%)
         200     Amerada Hess Corporation                               12,725
         300     Anadarko Petroleum Corporation                         13,031
         300     Apache Corporation                                     14,531
         100     Ashland, Inc.                                           3,412
         700     Baker Hughes, Inc.                                     22,269
       1,148     BP Amoco plc                                           58,548
         500     Burlington Resources, Inc.                             19,656
       1,500     Chevron Corporation                                   127,688
       1,400     Conoco, Inc., Class B                                  34,825
       7,700     Exxon Mobil Corporation                               598,194
       1,000     Halliburton Company                                    44,187
         200     Kerr-McGee Corporation                                 10,350
         800     Occidental Petroleum Corporation                       17,150
         600     Phillips Petroleum Company                             28,462
         200     Rowan Companies, Inc.*                                  5,587
       4,800     Royal Dutch Petroleum Company                         275,400
       1,200     Schlumberger, Ltd.                                     91,875
         200     Sunoco, Inc.                                           $6,063
       1,200     Texaco, Inc.                                           59,400
         300     Tosco Corporation                                       9,619
         500     Transocean Sedco Forex, Inc.                           23,500
         500     Union Pacific Resources Group, Inc.                     9,594
         500     Unocal Corporation                                     16,156
         600     USX-Marathon Group                                     13,988
                 Total Energy                                        1,516,210

Financials (12.8%)
         600     AFLAC, Inc.                                            29,288
       1,700     Allstate Corporation                                   40,162
       1,000     American Express Company                              150,062
         600     American General Corporation                           33,600
       3,500     American International Group, Inc.                    383,906
         800     AmSouth Bancorporation                                 11,650
         500     Aon Corporation                                        13,531
       1,600     Associates First Capital Corporation                   35,500
       3,800     Bank of America Corporation                           186,200
       1,600     Bank of New York Company, Inc.                         65,700
       2,500     Bank One Corporation                                   76,250
         700     BB&T Corporation                                       18,638
         200     Bear Stearns Companies, Inc.                            8,575
         400     Capital One Financial Corporation                      17,500
       1,800     Charles Schwab Corporation                             80,100
       1,900     Chase Manhattan Corporation                           136,919
         400     Chubb Corporation                                      25,450
         400     CIGNA Corporation                                      31,900
         400     Cincinnati Financial Corporation                       16,125
       7,500     Citigroup, Inc.                                       445,781
         300     Comerica, Inc.                                         12,712
         700     Conseco, Inc.                                           3,806
         200     Countrywide Credit Industries, Inc.                     5,525
       2,300     Fannie Mae                                            138,719
         700     Fifth Third Bancorp                                    44,188
       2,200     First Union Corporation                                70,125
       2,100     Firstar Coporation                                     52,237
       2,000     FleetBoston Financial Corporation                      70,875
         500     Franklin Resources, Inc.                               16,125
       1,500     Freddie Mac                                            68,906
         300     Golden West Financial Corporation                      10,237
         500     Hartford Financial Services Group, Inc.                26,094
       1,000     Household International, Inc.                          41,750
         500     Huntington Bancshares, Inc.                             9,125
         200     Jefferson-Pilot Corporation                            13,312
         400     J.P. Morgan & Company, Inc.                            51,350
         900     KeyCorp                                                16,650
         300     Lehman Brothers Holdings, Inc.                         24,619
         400     Lincoln National Corporation                           13,925
         200     Loews Corporation                                      11,025
         600     Marsh & McLennan Companies, Inc.                      $59,138
         200     MBIA, Inc.                                              9,888
       1,700     MBNA Corporation                                       45,156
       1,100     Mellon Financial Corporation                           35,338
         900     Merrill Lynch & Company, Inc.                          91,744
         200     MGIC Investment Corporation                             9,562
       2,600     Morgan Stanley, Dean Witter & Company                 199,550
       1,300     National City Corporation                              22,100
         500     Northern Trust Corporation                             32,062
         300     Old Kent Financial Corporation                          9,038
         300     Paine Webber Group, Inc.                               13,162
         700     PNC Bank Corporation                                   30,537
         200     Progressive Corporation                                13,088
         300     Providian Financial Corporation                        26,419
         400     Regions Financial Corporation                           8,175
         200     SAFECO Corporation                                      4,425
         300     SLM Holding Corporation                                 9,394
         300     SouthTrust Corporation                                  7,163
         400     State Street Corporation                               38,750
         500     St. Paul Companies, Inc.                               17,812
         300     Summit Bancorp                                          7,612
         700     SunTrust Banks, Inc.                                   35,525
         600     Synovus Financial Corporation                          11,138
         200     Torchmark Corporation                                   5,013
         300     T. Rowe Price Associates, Inc.                         11,438
         300     Union Planters Corporation                              8,494
         500     UNUMProvident                                           8,500
       1,600     U.S. Bancorp                                           32,500
         500     Wachovia Corporation                                   31,344
       1,200     Washington Mutual, Inc.                                30,675
       3,700     Wells Fargo & Company                                 151,931
                 Total Financials                                    3,524,813

Health Care (10.0%)
       3,400     Abbott Laboratories                                   130,688
         300     Aetna, Inc.                                            17,363
         300     Allergan, Inc.                                         17,662
         200     ALZA Corporation*                                       8,812
       2,900     American Home Products Corporation                    162,944
       2,300     Amgen, Inc.*                                          128,800
         100     Bausch & Lomb, Inc.                                     6,037
         700     Baxter International, Inc.                             45,588
         500     Becton, Dickinson and Company                          12,812
         300     Biogen, Inc.*                                          17,644
         200     Biomet, Inc.                                            7,138
         900     Boston Scientific Corporation*                         23,850
       4,400     Bristol-Myers Squibb Company                          230,725
       1,200     Columbia/HCA Healthcare Corporation                    34,125
         100     C.R. Bard, Inc.                                         4,356
       2,400     Eli Lilly and Company                                $185,550
         700     Guidant Corporation*                                   40,162
         800     HEALTHSOUTH Corporation*                                6,450
         300     Humana, Inc.*                                           2,306
       3,100     Johnson & Johnson                                     255,750
         100     Mallinckrodt, Inc.                                      2,688
         200     Manor Care, Inc.*                                       2,387
       2,700     Medtronic, Inc.                                       140,231
       5,200     Merck & Company, Inc.                                 361,400
       8,600     Pfizer, Inc.                                          362,275
       2,757     Pharmacia Corporation                                 137,678
         200     Quintiles Transnational Corporation*                    2,862
       3,300     Schering-Plough Corporation                           133,031
         100     St. Jude Medical, Inc.*                                 3,119
         600     Tenet Healthcare Corporation                           15,300
         400     UnitedHealth Group, Inc.                               26,675
       1,900     Warner-Lambert Company                                216,244
         200     Watson Pharmaceuticals, Inc.*                           8,988
         200     Wellpoint Health Networks, Inc.*                       14,750
                 Total Health Care                                   2,766,390

Technology (32.0%)
         800     3Com Corporation*                                      31,550
         200     Adaptec, Inc.*                                          5,400
         700     ADC Telecommunications, Inc.*                          42,525
         300     Adobe Systems, Inc.                                    36,281
         300     Advanced Micro Devices, Inc.*                          26,325
       5,100     America Online, Inc*                                  305,044
         800     Analog Devices, Inc.*                                  61,450
         100     Andrew Corporation*                                     2,944
         400     Apple Computer, Inc.*                                  49,625
       1,700     Applied Materials, Inc.*                              173,081
         100     Autodesk, Inc.                                          3,838
       1,400     Automatic Data Processing, Inc.                        75,338
         500     BMC Software, Inc.*                                    23,406
         400     Cabletron Systems, Inc.*                                9,150
         300     Ceridian Corporation*                                   6,506
      15,300     Cisco Systems, Inc.*                                1,060,720
         400     Citrix Systems, Inc.*                                  24,425
       3,700     Compaq Computer Corporation                           108,225
       1,300     Computer Associates International, Inc.                72,556
         400     Computer Sciences Corporation*                         32,625
         800     Compuware Corporation*                                 10,050
         400     Comverse Technology, Inc.*                             35,675
         500     Conexant Systems, Inc.*                                29,938
       5,700     Dell Computer Corporation*                            285,712
         700     Eastman Kodak Company                                  39,156
       1,100     Electronic Data Systems Corporation                    75,625
       2,300     EMC Corporation*                                      319,556
         300     Equifax, Inc.                                           7,331
         900     First Data Corporation                                $43,819
         700     Gateway, Inc.*                                         38,675
       2,300     Hewlett-Packard Company                               310,500
         300     IKON Office Solutions, Inc.                             1,763
       7,500     Intel Corporation                                     951,094
       4,100     International Business Machines Corporation           457,663
         400     KLA-Tencor Corporation*                                29,950
         300     Lexmark International Group, Inc.*                     35,400
         700     Linear Technology Corporation                          39,987
         700     LSI Logic Corporation*                                 43,750
       7,100     Lucent Technologies, Inc.                             441,531
         600     Micron Technology, Inc.*                               83,550
      11,600     Microsoft Corporation*                                809,100
       1,657     Motorola, Inc.                                        197,287
         400     National Semiconductor Corporation*                    24,300
         200     NCR Corporation*                                        7,725
         700     Network Appliance, Inc.*                               51,756
       3,300     Nortel Networks Corporation                           373,725
         700     Novell, Inc.*                                          13,737
       6,300     Oracle Corporation*                                   503,606
         600     Parametric Technology Corporation*                      4,894
         600     Paychex, Inc.                                          31,575
         500     PE Corporation                                         30,000
         500     PeopleSoft, Inc.*                                       6,969
         100     PerkinElmer, Inc.                                       5,475
         100     Polaroid Corporation                                    2,019
       1,700     QUALCOMM, Inc.*                                       184,344
         700     Raytheon Company, Class B                              15,531
         272     Sabre Holdings Corporation*                             9,503
         400     Scientific-Atlanta, Inc.                               26,025
         500     Seagate Technology, Inc.*                              25,406
         100     Shared Medical Systems Corporation                      4,144
         400     Silicon Graphics, Inc.*                                 2,875
       3,500     Sun Microsystems, Inc.*                               321,781
         100     Tektronix, Inc.                                         5,787
         900     Tellabs, Inc.*                                         49,331
         400     Teradyne, Inc.*                                        44,000
       1,800     Texas Instruments, Inc.                               293,175
         600     Unisys Corporation*                                    13,913
         900     VERITAS Software Corporation*                          96,539
         200     W.W. Grainger, Inc.                                     8,675
       1,400     Xerox Corporation                                      37,012
         700     Xilinx, Inc.*                                          51,275
       1,200     Yahoo!, Inc.*                                         156,300
                 Total Technology                                    8,839,523

Transportation (0.6%)
         300     AMR Corporation*                                       10,219
       1,000     Burlington Northern Santa Fe Corporation              $24,125
         400     CSX Corporation                                         8,375
         300     Delta Air Lines, Inc.                                  15,825
         600     FedEx Corporation*                                     22,613
         300     Kansas City Southern Industries, Inc.                  21,562
         800     Norfolk Southern Corporation                           14,100
         100     Ryder Systems, Inc.                                     2,219
       1,100     Southwest Airlines Company                             23,856
         500     Union Pacific Corporation                              21,063
         100     US Airways Group, Inc.*                                 2,781
                 Total Transportation                                  166,738

Utilities (2.5%)
         500     AES Corporation*                                       44,969
         300     Ameren Corporation                                     11,006
         400     American Electric Power Company, Inc.                  14,650
         300     Carolina Power & Light Company                         10,969
         400     Central and South West Corporation                      8,675
         300     Cinergy Corporation                                     8,025
         200     CMS Energy Corporation                                  3,800
         500     Coastal Corporation                                    25,094
         200     Columbia Energy Group                                  12,550
         500     Consolidated Edison, Inc.                              17,594
         300     Constellation Energy Group, Inc.                        9,919
         546     Dominion Resources, Inc.                               24,570
         300     DTE Energy Company                                      9,788
         800     Duke Energy Corporation                                46,000
         100     Eastern Enterprises                                     6,087
         700     Edison International                                   13,344
         500     El Paso Energy Corporation                             21,250
       1,600     Enron Corporation                                     111,500
         500     Entergy Corporation                                    12,719
         500     FirstEnergy Corporation                                12,719
         200     Florida Progress Corporation                            9,800
         400     FPL Group, Inc.                                        18,075
         200     GPU, Inc.                                               5,612
         200     New Century Energies, Inc.                              6,525
         400     Niagara Mohawk Holdings, Inc.*                          5,550
         100     Nicor, Inc.                                             3,388
         300     Northern States Power Company                           6,544
         100     ONEOK, Inc.                                             2,525
         400     PECO Energy Company                                    16,675
         100     Peoples Energy Corporation                              3,106
         800     PG&E Corporation                                       20,750
         200     Pinnacle West Capital Corporation                       7,025
         300     PP&L Resources, Inc.                                    7,162
         500     Public Service Enterprise Group, Inc.                  17,937
         600     Reliant Energy, Inc.                                   15,975
         411     Sempra Energy                                           7,629
       1,500     Southern Company                                      $37,406
         600     Texas Utilities Company                                20,213
         500     Unicom Corporation                                     19,875
       1,000     Williams Companies, Inc.                               37,312
                 Total Utilities                                       694,312

Total Common Stocks
(cost basis $28,381,288)                                            27,580,772

Total Investments (99.8%)
(amortized cost basis $28,381,288)                                  27,580,772

Other Assets, Less Liabilities (0.2%)                                   43,683

Net Assets (100%)                                                  $27,624,455

*Non-income producing

The AAL Mid Cap Index Fund   Schedule of Investments as of April 30, 2000

Investment Objective
The Fund seeks total returns that track the performance of the S&P MidCap 400 Index, by investing primarily in common stocks comprising the Index.

SharesCommon Stocks (97.7%)                                         Market Value
Basic Materials (4.1%)
         595     Airgas, Inc.*                                            $3,496
       1,040     AK Steel Holding Corporation                             11,505
         380     Albemarle Corporation                                     7,956
         250     A. Schulman, Inc.                                         3,219
         545     Bowater, Inc.                                            29,975
         575     Cabot Corporation                                        15,525
         180     Carpenter Technology Corporation                          3,611
         140     Chesapeake Corporation                                    4,375
       1,020     CK Witco Corporation*                                    11,985
         100     Cleveland-Cliffs, Inc.                                    2,456
         880     Consolidated Papers, Inc.                                33,330
         365     Cytec Industries, Inc.*                                  10,996
         190     Dexter Corporation                                       10,426
         715     Ethyl Corporation                                         2,234
         290     Ferro Corporation                                         6,634
         250     Georgia Gulf Corporation                                  6,016
         110     H.B. Fuller Company                                       4,228
         980     IMC Global, Inc.                                         15,129
         420     Longview Fibre Company*                                   5,355
         470     Lubrizol Corporation                                     12,044
       1,010     Lyondell Chemical Company                                18,559
         400     M.A. Hanna Company                                        4,600
         405     Martin Marietta Materials, Inc.                          21,465
          60     MAXXAM, Inc.*                                             1,620
         170     Minerals Technologies, Inc.                               7,862
         385     Olin Corporation                                          6,834
         340     P.H. Glatfelter Company                                   3,655
         245     Rayonier, Inc.                                           11,500
         915     RPM, Inc.                                                 9,264
         945     Solutia, Inc.                                            12,876
         975     Sonoco Products Company                                  20,353
         315     Southdown, Inc.                                          18,309
         710     Timber Company                                           16,463
         370     UCAR International, Inc.*                                 4,879
         250     Universal Corporation                                     4,719
         420     Wausau-Mosinee Paper Corporation                          5,092
                 Total Basic Materials                                   368,545

Capital Goods (8.9%)
         510     AGCO Corporation                                          6,056
         250     Albany International Corporation*                         3,797
       1,860     American Power Conversion Corporation*                   65,681
         710     American Standard Companies, Inc.*                      $29,110
         260     AMETEK, Inc.                                              5,346
         265     Carlisle Companies, Inc.                                 10,915
         325     Cordant Technologies, Inc.                               18,403
         590     Diebold, Inc.                                            17,036
         395     Donaldson Company, Inc.                                   9,184
         395     Federal Signal Corporation                                8,023
         300     Flowserve Corporation                                     4,238
         220     Granite Construction, Inc.                                5,225
         330     Harsco Corporation*                                       9,797
         680     Herman Miller, Inc.                                      18,615
         630     Hillenbrand Industries, Inc.                             18,979
         515     HON INDUSTRIES, Inc.                                     12,843
         555     Hubbell, Inc.                                            14,465
       1,600     Jabil Circuit, Inc.*                                     65,500
         210     Jacobs Engineering Group, Inc*                            6,576
         250     Kaydon Corporation                                        5,844
         265     Kennametal, Inc.                                          7,619
         190     MagneTek, Inc.*                                           1,579
         270     Newport News Shipbuilding, Inc.                           9,011
         130     Nordson Corporation                                       5,809
         415     Pentair, Inc.                                            15,874
         200     Precision Castparts Corporation                           8,350
         655     Reynolds and Reynolds Company                            15,556
         200     Ryerson Tull, Inc.                                        2,475
       1,190     Sanmina Corporation*                                     71,474
       1,335     SCI Systems, Inc.*                                       71,089
         655     Sensormatic Electronics Corporation*                     10,930
         370     SPX Corporation*                                         40,654
         230     Standard Register Company                                 3,004
         230     Stewart & Stevenson Services, Inc.                        2,774
          75     Sequa Corporation*                                        3,694
       1,298     Symbol Technologies, Inc.                                72,336
         185     Tecumseh Products Company*                                8,591
         335     Teleflex, Inc.                                           11,578
         320     Trinity Industries, Inc.                                  7,120
         830     Vishay Intertechnology, Inc.*                            69,616
         340     Wallace Computer Services, Inc.                           3,719
         320     York International Corporation                            7,720
                 Total Capital Goods                                     786,205

Communication Services (2.0%)
       2,060     Broad Wing, Inc.                                         58,324
         455     COMSAT Corporation                                       11,119
         200     Powerwave Technologies, Inc.*                           $41,612
         635     Telephone and Data Systems, Inc.                         64,770
                 Total Communication Services                            175,825

Consumer Cyclicals (13.0%)
       1,015     A.H. Belo Corporation                                    16,938
         875     Abercrombie & Fitch Company*                              9,625
         495     ACNielsen Corporaton*                                    11,416
         845     Acxiom Corporation*                                      22,815
         405     American Eagle Outfitters, Inc.*                          6,885
         655     Apollo Group, Inc.*                                      18,995
         210     Arvin Industries, Inc.                                    4,568
         180     Bandag, Inc.                                              4,297
         595     Barnes & Noble, Inc.*                                    11,008
         730     BJ's Wholesale Club, Inc.*                               25,869
         415     Blyth Industries, Inc.                                   12,320
         665     Borders Group, Inc.*                                     10,557
         220     Borg-Warner Automotive, Inc.                              9,199
         430     Burlington Industries, Inc.*                              1,881
         650     Callaway Golf Company                                    10,806
         475     CDW Computer Centers, Inc.*                              49,400
       1,540     Cintas Corporation                                       61,023
         440     Claire's Stores, Inc.                                     8,113
       1,300     Clayton Homes, Inc.                                      12,350
       1,415     Convergys Corporation*                                   62,260
         595     DeVry, Inc.*                                             14,168
         635     Dollar Tree Stores, Inc.*                                36,751
       1,585     Family Dollar Stores, Inc.                               30,214
         335     Fastenal Company                                         19,577
         630     Federal-Mogul Corporation                                 8,544
         400     Furniture Brands International, Inc.*                     7,475
         280     GTECH Holdings Corporation*                               5,810
         590     Harte-Hanks, Inc.                                        14,603
         275     Houghton Mifflin Company                                 11,430
         644     International Game Technology*                           15,698
         555     International Speedway Corporation                       23,865
       1,155     Jones Apparel Group, Inc.*                               34,289
         345     Lancaster Colony Corporation                              9,056
         265     Lands' End, Inc.*                                        11,213
         575     Lear Corporation*                                        17,214
         360     Lee Enterprises, Inc.                                     8,167
         775     Mandalay Resort Group*                                   14,628
         380     Mark IV Industries, Inc.                                  8,051
         235     Media General, Inc.                                      11,559
         535     Meritor Automotive, Inc.                                  8,025
         240     Modine Manufacturing Company                              5,295
         520     Mohawk Industries, Inc.*                                 12,903
         340     Navigant Consulting, Inc.                                 3,379
          45     NCH Corporation                                           1,946
         225     NCO Group, Inc.*                                          7,734
         425     Nieman Marcus Group, Inc.*                              $10,944
         980     OfficeMax, Inc.*                                          5,513
         425     Ogden Corporation                                         4,170
       2,820     Park Place Entertainment Corporation*                    36,131
         275     Payless ShoeSource, Inc.*                                15,159
         405     Pittston Brink's Group                                    6,632
         670     Premier Parks, Inc.*                                     14,447
       1,015     Readers Digest Association, Inc.                         32,480
         240     Rollins, Inc.                                             3,450
         760     Ross Stores, Inc.                                        15,770
       1,335     Saks, Inc.*                                              15,269
         155     Scholastic Corporation*                                   7,237
       1,250     Shaw Industries, Inc.                                    19,766
         505     Sothebys Holdings, Inc.                                   8,364
         910     Stewart Enterprises, Inc.                                 4,379
         220     Superior Industries International, Inc.                   7,081
         435     Sylvan Learning Systems, Inc.*                            6,552
         445     Tech Data Corporation*                                   18,662
         725     Tiffany & Company                                        52,698
         505     Unifi, Inc.*                                              5,145
         425     USG Corporation                                          17,744
         915     Viad Corporation                                         23,218
         475     Warnaco Group, Inc.                                       5,047
         160     Washington Post Company                                  78,080
         270     Wellman, Inc.                                             5,771
         455     Westpoint Stevens, Inc.                                   8,531
         485     Williams-Sonoma, Inc.*                                   16,793
                 Total Consumer Cyclicals                              1,156,952

Consumer Staples (8.2%)
         210     Banta Corporation                                         4,108
       1,255     Bergen Brunswig Corporation                               6,275
         320     Bob Evans Farms, Inc.                                     4,180
         560     Brinker International, Inc.*                             17,850
         340     Buffets, Inc.*                                            3,336
         385     Carter-Wallace, Inc.                                      8,566
         480     CBRL Group, Inc.                                          6,660
         303     Chris-Craft Industries, Inc.*                            18,616
         310     Church & Dwight Company, Inc.                             5,541
         320     Dean Foods Company                                        7,840
         905     Dial Corporation                                         12,613
         480     Dole Food Company, Inc.                                   8,430
         220     Dreyer's Grand Ice Cream, Inc.                            5,280
         900     Energizer Holdings, Inc.*                                15,356
         860     Flowers Industries, Inc.                                 13,115
         465     Hannaford Brothers Company                               33,654
         570     Hispanic Broadcasting Corporation*                       57,606
       1,325     Hormel Foods Corporation                                 20,206
         915     IBP, Inc.                                                15,098
         150     International Multifoods Corporation                      1,922
         570     Interstate Bakeries Corporation                          $7,268
         230     J.M. Smucker Company                                      3,680
         290     Kelly Services, Inc.                                      6,833
         240     Lance, Inc.                                               2,550
         270     Lone Star Steakhouse & Saloon, Inc.                       3,189
         750     Manpower, Inc.                                           26,484
         710     McCormick & Company, Inc.                                22,143
         825     Modis Professional Services, Inc.*                        6,239
         745     Outback Steakhouse, Inc.*                                24,399
         250     Papa John's International, Inc.*                          6,875
         630     Perrigo Company*                                          3,583
         610     PSS World Medical, Inc.*                                  5,242
         940     R.J. Reynolds Tobacco Holdings, Inc.                     19,505
         870     Robert Half International, Inc.*                         53,179
         380     Ruddick Corporation                                       4,346
       1,680     Starbucks Corporation*                                   50,794
         275     Suiza Foods Corporation*                                 10,708
       2,045     Tyson Foods, Inc.                                        21,345
         410     Universal Foods Corporation                               6,739
         980     Univision Communications, Inc*                          107,065
         575     Valassis Communications, Inc.*                           19,586
       1,060     Westwood One, Inc.*                                      37,498
       1,310     Whitman Corporation                                      14,983
                 Total Consumer Staples                                  730,485

Energy (6.3%)
         770     BJ Services Company*                                     54,092
         840     Devon Energy Corporation                                 40,477
       1,280     ENSCO International, Inc.                                42,480
       1,595     Global Marine, Inc.                                      38,280
       1,030     Grant Prideco, Inc.*                                     19,827
         255     Hanover Compressor Company*                              14,854
         425     Helmerich & Payne, Inc.                                  13,308
         485     Murphy Oil Corporation                                   28,615
       1,295     Nabors Industries, Inc.*                                 51,072
         490     Noble Affiliates, Inc.                                   17,671
       1,230     Noble Drilling Corporation*                              49,123
       1,535     Ocean Energy, Inc.*                                      19,859
         670     Pennzoil-Quaker State Company                             7,328
         860     Pioneer Natural Resources Company*                        8,869
       1,685     Santa Fe Snyder Corporation*                             15,481
         525     Smith International, Inc.*                               39,900
         480     Tidewater, Inc.                                          14,280
         745     Ultramar Diamond Shamrock Corporation                    18,439
         480     Valero Energy Corporation                                13,920
         560     Varco International, Inc.*                                7,000
       1,030     Weatherford International, Inc.*                         41,844
                 Total Energy                                            556,719

Financials (9.2%)
         875     A.G. Edwards, Inc.                                      $32,922
         565     Allmerica Financial Corporation                          30,581
         700     Ambac Financial Group, Inc.                              33,600
         500     American Financial Group, Inc.                           12,719
         550     Associated Banc-Corp                                     14,059
         465     Astoria Financial Corporation                            12,817
         355     CCB Financial Corporation                                14,045
       1,920     Charter One Financial, Inc.                              39,000
         410     City National Corporation                                15,093
       1,075     Compass Bancshares, Inc.                                 19,888
         950     Dime Bancorp, Inc.                                       17,812
       2,690     E*TRADE Group, Inc.*                                     57,835
         405     Everest Re Group, Ltd.                                   11,846
         525     FINOVA Group, Inc.                                        6,727
       1,765     First Security Corporation                               24,931
       1,220     First Tennessee National Corporation                     23,180
         425     First Virginia Banks, Inc.                               15,512
         770     FirstMerit Corporation                                   12,609
       1,025     GreenPoint Financial Corporation                         19,091
       1,475     Hibernia Corporation                                     15,672
         330     Horace Mann Educators Corporation                         4,806
         240     HSB Group, Inc.                                           6,960
         415     Keystone Financial, Inc.                                  6,225
         595     Legg Mason, Inc.                                         22,498
       1,015     Marshall & Ilsley Corporation                            47,134
         590     Mercantile Bankshares Corporation                        16,815
         930     National Commerce Bancorporation                         15,287
       1,615     North Fork Bancorporation, Inc.                          26,143
         515     Ohio Casualty Corporation                                 8,562
       1,185     Old Republic International Corporation                   16,886
         685     Pacific Century Financial Corporation                    14,085
         385     PMI Group, Inc.                                          18,648
         555     Protective Life Corporation                              13,216
         415     Provident Financial Group, Inc.                          12,165
         865     ReliaStar Financial Corporation                          37,249
       1,980     Sovereign Bancorp, Inc.                                  13,612
         710     TCF Financial Corporation                                16,596
         715     Unitrin, Inc.                                            24,131
         370     Webster Financial Corporation                             7,909
         325     Westamerica Bancorporation                                8,145
         285     Wilmington Trust Corporation                             13,146
         835     Zions Bancorporation                                     34,652
                 Total Financials                                        814,809

Health Care (10.6%)
         220     Acuson Corporation*                                       2,709
         445     Apria Healthcare Group, Inc.*                             6,202
         255     Beckman Coulter, Inc.                                    16,527
         880     Beverly Enterprises, Inc.*                                2,970
       1,755     Chiron Corporation*                                     $79,414
         470     Covance, Inc.*                                            4,318
         455     DENTSPLY International, Inc.                             13,223
         500     Edwards Lifesciences Corporation*                         7,500
         335     Express Scripts, Inc.*                                   11,976
         425     First Health Group Corporation*                          12,936
         830     Forest Laboratories, Inc.*                               69,772
       1,050     Foundation Health Systems, Inc.*                         10,566
         825     Genzyme Corporation*                                     40,270
         385     Gilead Sciences, Inc.*                                   20,862
       2,260     Health Management Associates, Inc.*                      36,019
         670     ICN Pharmaceuticals, Inc.                                16,876
         300     Incyte Pharmaceuticals, Inc.*                            23,100
       1,460     IVAX Corporation*                                        39,967
         465     Lincare Holdings, Inc.*                                  14,183
         680     MedImmune, Inc.*                                        108,758
         970     Millennium Pharmaceuticals, Inc.*                        76,994
         370     MiniMed, Inc.*                                           45,487
       1,210     Mylan Laboratories, Inc.                                 34,334
         785     Omnicare, Inc.                                           11,922
         700     Oxford Health Plans, Inc.*                               13,300
         475     PacifiCare Health Systems, Inc.*                         24,433
         605     Quorum Health Group, Inc.*                                6,428
         670     Sepracor, Inc.*                                          61,640
         580     STERIS Corporation*                                       5,220
         935     Stryker Corporation                                      67,203
         995     Sybron International Corporation*                        30,969
         345     Trigon Healthcare, Inc.*                                 12,398
         550     VISX, Inc.*                                               8,697
                 Total Health Care                                       937,173

Technology (24.4%)
         345     ADTRAN, Inc.*                                            23,309
         425     Affiliated Computer Services, Inc.*                      14,078
         925     Arrow Electronics, Inc.*                                 40,527
       2,095     Atmel Corporation*                                      102,524
         480     Avnet, Inc.                                              37,740
       2,280     Cadence Design Systems, Inc.*                            38,333
         515     Cambridge Technology Partners, Inc.*                      5,665
         570     CheckFree Holdings Corporation*                          28,963
         565     Cirrus Logic, Inc.*                                       9,252
       1,415     Comdisco, Inc.                                           43,953
       1,870     Concord EFS, Inc.*                                       41,841
         545     CSG Systems International, Inc.*                         25,138
       1,040     Cypress Semiconductor Corporation*                       54,015
         645     DST Systems, Inc.*                                       47,851
         655     Electronic Arts, Inc.*                                   39,627
       1,155     Fiserv, Inc.*                                            53,058
         760     Gartner Group, Inc., Class B*                             8,217
         595     Harris Corporation                                       19,226
         300     Imation Corporation*                                     $8,419
       2,515     Informix Corporation*                                    27,665
         905     Integrated Device Technology, Inc.*                      43,497
       1,890     Intuit, Inc.*                                            67,922
         275     Jeffries Group, Inc.*                                    10,312
         615     Keane, Inc.*                                             17,758
         275     L-3 Communciations Holdings, Inc.*                       14,644
         730     Legato Systems, Inc.*                                     9,444
         395     Litton Industries, Inc.*                                 17,158
         500     Macromedia, Inc.*                                        43,500
       2,590     Maxim Integrated Products, Inc.*                        167,864
         550     Mentor Graphics Corporation*                              7,219
         300     Micrel, Inc.*                                            25,950
         760     Microchip Technology, Inc.*                              47,167
       1,295     Network Associates, Inc.*                                32,942
         630     NOVA Corporation*                                        19,924
       1,210     Novellus Systems, Inc.*                                  80,692
         365     NVIDIA Corporation*                                      32,531
         290     Policy Management Systems Corporation*                    3,842
         295     Polycom, Inc.*                                           23,342
         735     QLogic Corporation*                                      73,730
       1,480     Quantum Corporation*                                     17,390
         865     Rational Software Corporation*                           73,633
         465     Sawtek, Inc.*                                            22,233
       1,870     Siebel Systems, Inc.*                                   229,776
         860     Storage Technology Corporation*                          11,180
         290     Structural Dynamics Research Corporation*                 3,879
       1,205     SunGard Data Systems, Inc.*                              41,648
         700     Sybase, Inc.*                                            14,131
         340     Sykes Enterprises, Inc.*                                  6,800
         610     Symantec Corporation*                                    38,087
         700     Synopsys, Inc.*                                          29,400
         500     Titan Corporaiton*                                       21,469
         285     Transaction Systems Architects, Inc.*                     4,649
         400     TranSwitch Corporation*                                  35,225
         425     TriQuint Semiconductor, Inc.*                            43,695
       1,550     Vitesse Semiconductor Corporation*                      105,497
         635     Waters Corporation*                                      60,325
                 Total Technology                                      2,167,856

Transportation (1.1%)
         415     Airborne Freight Corporation                              8,897
         235     Alaska Air Group, Inc.*                                   6,756
         350     Alexander & Baldwin, Inc.                                 7,350
         200     Arnold Industries, Inc.                                   2,337
         355     C.H. Robinson Worldwide, Inc.                            17,750
         415     CNF Transportation, Inc.                                 11,594
         425     GATX Corporation                                         15,194
         290     J.B. Hunt Transport Services, Inc.                        4,785
         270     Overseas Shipholding Group, Inc.                          7,071
         550     Swift Transportation Company, Inc.*                     $11,034
         420     Wisconsin Central Transportation Corporation*             6,116
                 Total Transportation                                     98,884

Utilities (9.9%)
         485     AGL Resources, Inc.                                       8,488
       1,050     Allegheny Energy, Inc.                                   31,894
         775     Alliant Energy Corporation                               23,250
         930     American Water Works Company, Inc.                       21,099
         300     ANTEC Corporation*                                       16,125
         170     Black Hills Corporation                                   3,899
         645     Calpine Corporation*                                     59,017
         180     Cleco Corporation                                         6,199
         285     CMP Group, Inc.                                           8,247
         795     Conectiv, Inc.                                           14,111
       1,245     DPL, Inc.                                                28,946
         750     DQE, Inc.                                                28,688
       1,300     Dynegy, Inc.                                             85,069
       1,165     Energy East Corporation                                  24,319
         285     Hawaiian Electric Industries, Inc.                       10,545
         325     IDACORP, Inc.                                            11,984
         735     IPALCO Enterprises, Inc.                                 15,022
         530     Kansas City Power & Light Company                        13,614
       1,250     KeySpan Corporation                                      36,719
       1,065     Kinder Morgan, Inc.                                     $32,283
       1,215     LG&E Energy Corporation                                  28,325
         835     MCN Energy Group, Inc.                                   20,823
         630     Minnesota Power, Inc.                                    11,616
       1,050     Montana Power Company                                    46,266
         335     National Fuel Gas Company                                15,892
       1,175     NiSource, Inc.                                           21,737
       1,325     Northeast Utilities                                      28,488
         615     NSTAR                                                    27,098
         665     OGE Energy Corporation                                   13,175
       1,115     Potomac Electric Power Company                           26,133
         330     Public Service Company of New Mexico                      5,940
         725     Puget Sound Energy, Inc.                                 17,219
         705     Questar Corporation                                      13,263
         990     SCANA Corporation                                        25,616
         670     Sierra Pacific Resources                                 10,134
       1,210     TECO Energy, Inc.                                        26,469
         795     UtiliCorp United, Inc.                                   15,304
         540     Vectren Corporation*                                     10,867
         380     Washington Gas Light Company                              9,737
       1,110     Wisconsin Energy Corporation                             23,726
                 Total Utilities                                         877,346

Total Common Stocks
(cost basis $8,234,756)                                                8,670,799


Principal Amount    Short-Term Investments (2.4%)      Interest Rate(1)    Maturity Date       Market Value
$215,000            General Mills, Inc.                6.040%              5/1/2000            $215,000


                    Total Short-Term Investments
                    (amortized cost basis $215,000)                                            215,000

                    TOTAL INVESTMENTS (100.1%)
                    (amortized cost basis $8,449,756)                                          8,885,799

                    Other Assets, Less Liabilities (-0.1%)                                     (6,453)

                    Net Assets (100.0%)                                                        $8,879,346

(1) The interest rate reflects the discount rate at the date of purchase.
* Non-income producing security.

The AAL Bond Index Fund   Schedule of Investments as of April 30, 2000

Investment Objective

The Fund seeks total returns approximating the total return of the Lehman Brothers Aggregate Bond Index by investing primarily in bonds and other debt securities that comprise the Index.

Principal                                                                                 Interest       Maturity       Market
Amount                             Long-Term Fixed-Income Investments (98.5%)             Rate           Date           Value
-------------------------------------------------------------------------------------------------------------------------------
Asset Backed Securities (1.1%)
$125,000                           EQCC Home Equity Loan Trust Series 1997-3 Class A7     6.930%         2/15/2029      $117,073
                                   Total Asset Backed Securities                                                        117,073

Commercial Mortgage Backed Securities (1.8%)
100,000                            First Union National Bank Commercial Mortgage Trust    7.390          11/15/2009     97,713
                                   Pass-Through Certificates Series 1999-C4 Class A2
100,000                            Nationslink Funding Corporation Commercial Mortgage    7.181          12/20/2006     97,320
                                   Pass-Through Certificates Series 1999-2 Class A3
                                   Total Commercial Mortgage Backed Securities                                          195,033

Finance (7.4%)
150,000                            ABN Amro Bank Chicago                                  7.250          5/31/2005      147,110
100,000                            Allstate Corporation                                   7.200          12/1/2009      94,163
100,000                            Bank of America Corporation                            6.625          6/15/2004      96,514
100,000                            Camden Property Trust                                  7.000          11/15/2006     93,630
100,000                            Chase Manhattan Corporation                            7.000          11/15/2009     94,839
100,000                            Household Finance Corporation                          7.250          5/15/2006      96,587
100,000                            Merrill Lynch & Company, Inc.                          6.000          2/12/2003      96,070
100,000                            Wellsford Residential Property Trust                   9.375          2/1/2002       102,078
                                   Total Finance                                                                        820,991

Industrial-Consumer Goods (1.7%)
100,000                            Procter & Gamble Company                               6.600          12/15/2004     97,260
100,000                            Tyson Foods, Inc.                                      6.750          6/1/2005       94,050
                                   Total Industrial-Consumer Goods                                                      191,310

Industrial-Energy (2.6%)
100,000                            Coastal Corporation                                    6.500          5/15/2006      93,113
100,000                            TransCanada PipeLines, Ltd.                            7.150          6/15/2006      97,241
100,000                            Union Oil Company of California                        6.700          10/15/2007     92,558
                                   Total Industrial-Energy                                                              282,912

Industrial-Manufacturing (4.6%)
100,000                            Alcoa, Inc.                                            6.500          6/15/2018      87,677
100,000                            Ford Motor Company                                     7.500          8/1/2026       93,664
150,000                            General Motors Acceptance Corporation                  6.850          6/17/2004      145,422
100,000                            International Business Machines Corporation            5.370          9/22/2003      93,766
100,000                            Raytheon Company                                       6.750          8/15/2007      90,801
                                   Total Industrial-Manufacturing                                                       511,330

Industrial-Services (2.5%)
100,000                            AT&T Corporation                                       6.000          3/15/2009      89,080
100,000                            MCI Communications Corporation                         6.500          4/15/2010      90,806
$100,000                           Sears, Roebuck & Company                               6.250%         1/15/2004      $94,660
                                   Total Industrial-Services                                                            274,546

Industrial-Transportation (0.8%)
100,000                            Burlington Northern Santa Fe Corporation               6.125          3/15/2009      88,261
                                   Total Industrial-Transportation                                                      88,261

U.S. Government Agencies (42.3%)
100,000                            Federal Home Loan Bank                                 6.640          12/13/2016     93,116
100,000                            Federal Home Loan Mortgage Corporation                 6.800          3/19/2007      97,094
150,000                            Federal Home Loan Mortgage Corporation                 5.750          7/15/2003      143,618
94,339                             Federal Home Loan Mortgage Corporation Gold 30 Yr.
                                   Pass Through                                           8.000          10/1/2029      94,375
149,204                            Federal Home Loan Mortgage Corporation Gold 30 Yr.
                                   Pass Through                                           7.500          2/1/2030       146,166
251,705                            Federal Home Loan Mortgage Corporation Gold 30 Yr.
                                   Pass Through                                           6.500          11/1/2025      235,866
200,000                            Federal National Mortgage Association                  6.500          8/15/2004      194,315
150,000                            Federal National Mortgage Association                  6.660          3/5/2007       144,777
100,000                            Federal National Mortgage Association                  6.210          8/6/2038       86,852
200,000                            Federal National Mortgage Association                  6.375          1/16/2002      197,725
180,908                            Federal National Mortgage Association 15 Yr. Pass Through   7.000     3/1/2009       177,769
157,379                            Federal National Mortgage Association 15 Yr. Pass Through   6.500     7/1/2013       151,551
200,851                            Federal National Mortgage Association 15 Yr. Pass Through   6.000     1/1/2014       188,283
95,404                             Federal National Mortgage Association 15 Yr. Pass Through   5.500     4/1/2014       87,525
99,394                             Federal National Mortgage Association 30 Yr. Pass Through   7.500     1/1/2030       97,338
247,939                            Federal National Mortgage Association 30 Yr. Pass Through   7.500     8/1/2023       243,894
243,014                            Federal National Mortgage Association 30 Yr. Pass Through   7.000     11/1/2029      232,556
189,898                            Federal National Mortgage Association 30 Yr. Pass Through   7.000     12/1/2025      182,307
114,955                            Federal National Mortgage Association 30 Yr. Pass Through   6.500     8/1/2029       107,323
595,434                            Federal National Mortgage Association 30 Yr. Pass Through   6.500     3/1/2029       556,265
337,439                            Federal National Mortgage Association 30 Yr. Pass Through   6.000     7/1/2029       305,954
148,090                            Government National Mortgage Association 30 Yr. Pass
                                   Through                                                8.500          12/15/2029     150,886
98,612                             Government National Mortgage Association 30 Yr. Pass
                                   Through                                                8.000          12/15/2029     98,974
197,616                            Government National Mortgage Association 30 Yr. Pass
                                   Through                                                7.500          12/15/2029     194,401
99,161                             Government National Mortgage Association 30 Yr. Pass
                                   Through                                                7.500          9/15/2029      97,548
197,503                            Government National Mortgage Association 30 Yr. Pass
                                   Through                                                7.000          7/15/2029      190,051
195,724                            Government National Mortgage Association 30 Yr. Pass
                                   Through                                                6.500          6/15/2029      183,508
                                   Total U.S. Government Agencies                                                       4,680,037

U.S. Treasury Securities (30.3%)
150,000                            U.S. Treasury Bonds                                    11.750         11/15/2014     204,328
150,000                            U.S. Treasury Bonds                                    8.750          5/15/2017      187,406
100,000                            U.S. Treasury Bonds                                    8.125          8/15/2021      121,313
$200,000                           U.S. Treasury Bonds                                    8.125%         8/15/2019      $240,187
250,000                            U.S. Treasury Bonds                                    6.750          8/15/2026      267,266
250,000                            U.S. Treasury Bonds                                    6.250          8/15/2023      250,078
250,000                            U.S. Treasury Notes                                    7.500          5/15/2002      253,750
250,000                            U.S. Treasury Notes                                    7.250          5/15/2004      255,703
250,000                            U.S. Treasury Notes                                    6.500          8/31/2001      249,453
350,000                            U.S. Treasury Notes                                    6.250          8/31/2002      346,609
250,000                            U.S. Treasury Notes                                    6.125          12/31/2001     247,813
200,000                            U.S. Treasury Notes                                    5.875          11/15/2005     194,000
150,000                            U.S. Treasury Notes                                    5.875          10/31/2001     148,266
150,000                            U.S. Treasury Notes                                    5.500          5/15/2009      141,234
250,000                            U.S. Treasury Notes                                    5.500          5/31/2003      242,265
                                   Total U.S. Treasury Securities                                                       3,349,671

Sovereign/Provincial (2.5%)
100,000                            Inter-American Development Bank                        5.750          2/26/2008      90,642
100,000                            Korea Development Bank                                 7.250          5/15/2006      94,099
100,000                            Quebec Province                                        6.500          1/17/2006      95,181
                                   Total Sovereign/Provincial                                                           279,922

Utilities (0.9%)
100,000                            Niagara Mohawk Power                                   7.750          5/15/2006      98,320
                                   Total Utilities                                                                      98,320

                                   Total Long-Term Fixed-Income Investments
                                   (amortized cost basis $10,933,716)                                                   10,889,406

                                   Short-Term Investments (1.4%)(1)
155,000                            General Electric Capital Corporation                   6.000          5/2/2000       154,974

                                   Total Short-Term Investments
                                   (amortized cost basis $154,974)                                                      154,974

                                   TOTAL INVESTMENTS (99.9%)
                                   (amortized cost basis $11,088,690)                                                   11,044,380

                                   Other Assets, Less Liabilities (0.1%)                                                9,600

                                   Net Assets (100.0%)                                                                  $11,053,980

(1) The interest rate reflects the discount rate at the date of purchase.

Statement of Assets and Liabilities as of April 30, 2000
------------------------------------------------------------ ------------------- --------------- ----------------
                                                               The AAL Large      The AAL Mid     The AAL Bond
                                                             Company Index Fund  Cap Index Fund    Index Fund
------------------------------------------------------------ ------------------- --------------- ----------------
------------------------------------------------------------ ------------------- --------------- ----------------
Assets
------------------------------------------------------------ ------------------- --------------- ----------------
------------------------------------------------------------ ------------------- --------------- ----------------
Investments at cost                                                 $28,381,288      $8,449,756      $11,088,690
------------------------------------------------------------ ------------------- --------------- ----------------
------------------------------------------------------------ ------------------- --------------- ----------------
Investments at value                                                $27,580,772      $8,885,799      $11,044,380
------------------------------------------------------------ ------------------- --------------- ----------------
------------------------------------------------------------ ------------------- --------------- ----------------
Cash                                                                     40,584             265              789
------------------------------------------------------------ ------------------- --------------- ----------------
------------------------------------------------------------ ------------------- --------------- ----------------
Dividends and interest receivable                                        18,455           5,716          172,774
------------------------------------------------------------ ------------------- --------------- ----------------
------------------------------------------------------------ ------------------- --------------- ----------------
Prepaid expenses                                                         27,511          27,380           27,367
------------------------------------------------------------ ------------------- --------------- ----------------
------------------------------------------------------------ ------------------- --------------- ----------------
Receivable from investment adviser                                        2,530           5,402            4,511
------------------------------------------------------------ ------------------- --------------- ----------------
------------------------------------------------------------ ------------------- --------------- ----------------
Total Assets                                                        $27,669,852      $8,924,562      $11,249,821
------------------------------------------------------------ ------------------- --------------- ----------------
------------------------------------------------------------ ------------------- --------------- ----------------
Liabilities
------------------------------------------------------------ ------------------- --------------- ----------------
------------------------------------------------------------ ------------------- --------------- ----------------
Payable for investments purchased                                             -               -          146,749
------------------------------------------------------------ ------------------- --------------- ----------------
------------------------------------------------------------ ------------------- --------------- ----------------
Income distributions payable                                                  -               -            4,313
------------------------------------------------------------ ------------------- --------------- ----------------
------------------------------------------------------------ ------------------- --------------- ----------------
Accrued expenses                                                         45,397          45,216           44,779
------------------------------------------------------------ ------------------- --------------- ----------------
------------------------------------------------------------ ------------------- --------------- ----------------
Total Liabilities                                                        45,397          45,216          195,841
------------------------------------------------------------ ------------------- --------------- ----------------
------------------------------------------------------------ ------------------- --------------- ----------------
Net Assets
------------------------------------------------------------ ------------------- --------------- ----------------
------------------------------------------------------------ ------------------- --------------- ----------------
Trust Capital (beneficial interest)                                  28,371,576       8,169,287       11,105,810
------------------------------------------------------------ ------------------- --------------- ----------------
------------------------------------------------------------ ------------------- --------------- ----------------
Accumulated undistributed net investment income                          52,550          31,946            5,092
------------------------------------------------------------ ------------------- --------------- ----------------
------------------------------------------------------------ ------------------- --------------- ----------------
Accumulated undistributed net realized gain (loss) on                       845         242,070         (12,612)
investments
------------------------------------------------------------ ------------------- --------------- ----------------
------------------------------------------------------------ ------------------- --------------- ----------------
Net unrealized appreciation/depreciation on investments               (800,516)         436,043         (44,310)
------------------------------------------------------------ ------------------- --------------- ----------------
------------------------------------------------------------ ------------------- --------------- ----------------
Total Net Assets                                                     27,624,455       8,879,346       11,053,980
------------------------------------------------------------ ------------------- --------------- ----------------
------------------------------------------------------------ ------------------- --------------- ----------------
Total Liabilities & Capital                                         $27,669,852      $8,924,562      $11,249,821
------------------------------------------------------------ ------------------- --------------- ----------------
------------------------------------------------------------ ------------------- --------------- ----------------
Class I share capital                                               $27,624,455      $8,879,346      $11,053,980
------------------------------------------------------------ ------------------- --------------- ----------------
------------------------------------------------------------ ------------------- --------------- ----------------
Shares of beneficial interest outstanding (Class I)                   2,775,311         814,985        1,111,115
------------------------------------------------------------ ------------------- --------------- ----------------
------------------------------------------------------------ ------------------- --------------- ----------------
Net asset value per share                                                 $9.95          $10.90            $9.95
------------------------------------------------------------ ------------------- --------------- ----------------

Statement of Operations for the Period ended April 30, 2000(1)
--------------------------------------------------------- ------------------- ---------------- ---------------
                                                            The AAL Large       The AAL Mid     The AAL Bond
                                                          Company Index Fund  Cap Index Fund     Index Fund
--------------------------------------------------------- ------------------- ---------------- ---------------
--------------------------------------------------------- ------------------- ---------------- ---------------
Investment Income
--------------------------------------------------------- ------------------- ---------------- ---------------
--------------------------------------------------------- ------------------- ---------------- ---------------
Dividends                                                 $40,866             $28,379          $           -
--------------------------------------------------------- ------------------- ---------------- ---------------
--------------------------------------------------------- ------------------- ---------------- ---------------
Taxable interest                                          14,587              3,890            236,552
--------------------------------------------------------- ------------------- ---------------- ---------------
--------------------------------------------------------- ------------------- ---------------- ---------------
Total Investment Income                                   55,453              32,269           236,552
--------------------------------------------------------- ------------------- ---------------- ---------------
--------------------------------------------------------- ------------------- ---------------- ---------------
Expenses
--------------------------------------------------------- ------------------- ---------------- ---------------
--------------------------------------------------------- ------------------- ---------------- ---------------
Adviser fees                                              9,396               6,562            8,357
--------------------------------------------------------- ------------------- ---------------- ---------------
--------------------------------------------------------- ------------------- ---------------- ---------------
Administrative service and pricing fees                   13,115              13,065           12,889
--------------------------------------------------------- ------------------- ---------------- ---------------
--------------------------------------------------------- ------------------- ---------------- ---------------
Audit and legal fees                                      5,224               5,224            5,224
--------------------------------------------------------- ------------------- ---------------- ---------------
--------------------------------------------------------- ------------------- ---------------- ---------------
Custody fees                                              1,810               1,878            1,454
--------------------------------------------------------- ------------------- ---------------- ---------------
--------------------------------------------------------- ------------------- ---------------- ---------------
Printing and postage expense                              35                  35               35
--------------------------------------------------------- ------------------- ---------------- ---------------
--------------------------------------------------------- ------------------- ---------------- ---------------
SEC and state registration expense                        5,618               5,606            5,620
--------------------------------------------------------- ------------------- ---------------- ---------------
--------------------------------------------------------- ------------------- ---------------- ---------------
Shareholder maintenance fees                              6                   6                6
--------------------------------------------------------- ------------------- ---------------- ---------------
--------------------------------------------------------- ------------------- ---------------- ---------------
Transfer Agent fees                                       16                  16               16
--------------------------------------------------------- ------------------- ---------------- ---------------
--------------------------------------------------------- ------------------- ---------------- ---------------
Trustees fees and expenses                                1,091               1,091            1,091
--------------------------------------------------------- ------------------- ---------------- ---------------
--------------------------------------------------------- ------------------- ---------------- ---------------
Other expenses                                            75                  75               75
--------------------------------------------------------- ------------------- ---------------- ---------------
--------------------------------------------------------- ------------------- ---------------- ---------------
Total Expenses                                            36,386              33,558           34,767
--------------------------------------------------------- ------------------- ---------------- ---------------
--------------------------------------------------------- ------------------- ---------------- ---------------
Less Reimbursement from Adviser                           (28,393)            (28,157)         (27,894)
--------------------------------------------------------- ------------------- ---------------- ---------------
--------------------------------------------------------- ------------------- ---------------- ---------------
Total Net Expenses                                        7,993               5,401            6,873
--------------------------------------------------------- ------------------- ---------------- ---------------
--------------------------------------------------------- ------------------- ---------------- ---------------
Net Investment Income                                     47,460              26,868           229,679
--------------------------------------------------------- ------------------- ---------------- ---------------
--------------------------------------------------------- ------------------- ---------------- ---------------
Realized and Unrealized Gains (Losses) on Investments
--------------------------------------------------------- ------------------- ---------------- ---------------
--------------------------------------------------------- ------------------- ---------------- ---------------
Net realized gains (losses) on investments                845                 242,070          (12,612)
--------------------------------------------------------- ------------------- ---------------- ---------------
--------------------------------------------------------- ------------------- ---------------- ---------------
Change in net unrealized appreciation/depreciation on     (800,516)           436,043          (44,310)
investments
--------------------------------------------------------- ------------------- ---------------- ---------------
--------------------------------------------------------- ------------------- ---------------- ---------------
Net Realized and Unrealized Gains (Losses) on             (799,671)           678,113          (56,922)
Investments
--------------------------------------------------------- ------------------- ---------------- ---------------
--------------------------------------------------------- ------------------- ---------------- ---------------
Net Increase (Decrease) in Net Assets From Operations     $(752,211)          $704,981         $172,757
--------------------------------------------------------- ------------------- ---------------- ---------------

(1)From Fund inception, December 31, 1999

Statement of Changes in Net Assets   as of April 30, 2000
---------------------------------------------------- ---------------------- ------------------- -------------------
                                                     The AAL Large          The AAL Mid Cap     The AAL Bond
                                                     Company Index Fund     Index Fund Period   Index Fund Period
                                                     Period Ended           Ended 4/30/2000(1)  Ended 4/30/2000(1)
                                                     4/30/2000(1)
---------------------------------------------------- ---------------------- ------------------- -------------------
---------------------------------------------------- ---------------------- ------------------- -------------------
Operations
---------------------------------------------------- ---------------------- ------------------- -------------------
---------------------------------------------------- ---------------------- ------------------- -------------------
Net investment income                                              $47,460             $26,868            $229,679
---------------------------------------------------- ---------------------- ------------------- -------------------
---------------------------------------------------- ---------------------- ------------------- -------------------
Net realized gains (losses) on investments                             845             242,070            (12,612)
---------------------------------------------------- ---------------------- ------------------- -------------------
---------------------------------------------------- ---------------------- ------------------- -------------------
Change in net unrealized appreciation/                           (800,516)             436,043            (44,310)
depreciation on investments
---------------------------------------------------- ---------------------- ------------------- -------------------
---------------------------------------------------- ---------------------- ------------------- -------------------
Net Increase (Decrease) in Net Assets Resulting                  (752,211)             704,981             172,757
from Operations
---------------------------------------------------- ---------------------- ------------------- -------------------
---------------------------------------------------- ---------------------- ------------------- -------------------
Distributions to Shareholders
---------------------------------------------------- ---------------------- ------------------- -------------------
---------------------------------------------------- ---------------------- ------------------- -------------------
From net investment income                                               -                   -           (229,679)
---------------------------------------------------- ---------------------- ------------------- -------------------
---------------------------------------------------- ---------------------- ------------------- -------------------
From net realized gains                                                  -                   -                   -
---------------------------------------------------- ---------------------- ------------------- -------------------
---------------------------------------------------- ---------------------- ------------------- -------------------
Total Distributions to Shareholders                                      -                   -           (229,679)
---------------------------------------------------- ---------------------- ------------------- -------------------
---------------------------------------------------- ---------------------- ------------------- -------------------
Trust Shares Transactions
---------------------------------------------------- ---------------------- ------------------- -------------------
---------------------------------------------------- ---------------------- ------------------- -------------------
Purchases of trust shares                                       28,377,341           8,174,365          10,886,334
---------------------------------------------------- ---------------------- ------------------- -------------------
---------------------------------------------------- ---------------------- ------------------- -------------------
Income dividends reinvested                                              -                   -             225,252
---------------------------------------------------- ---------------------- ------------------- -------------------
---------------------------------------------------- ---------------------- ------------------- -------------------
Capital gains distributions reinvested                                   -                   -                   -
---------------------------------------------------- ---------------------- ------------------- -------------------
---------------------------------------------------- ---------------------- ------------------- -------------------
Redemption of trust shares                                           (675)                   -               (684)
---------------------------------------------------- ---------------------- ------------------- -------------------
---------------------------------------------------- ---------------------- ------------------- -------------------
Net Increase in Trust Capital                                   28,376,666           8,174,365          11,110,902
---------------------------------------------------- ---------------------- ------------------- -------------------
---------------------------------------------------- ---------------------- ------------------- -------------------
Net Increase in Net Assets                                      27,624,455           8,879,346          11,053,980
---------------------------------------------------- ---------------------- ------------------- -------------------
---------------------------------------------------- ---------------------- ------------------- -------------------
Net Assets Beginning of Period                                           -                   -                   -
---------------------------------------------------- ---------------------- ------------------- -------------------
---------------------------------------------------- ---------------------- ------------------- -------------------
Net Assets End of Period                                       $27,624,455          $8,879,346         $11,053,980
---------------------------------------------------- ---------------------- ------------------- -------------------
---------------------------------------------------- ---------------------- ------------------- -------------------
Accumulated Undistributed Net Investment Income                    $52,550             $31,946              $5,092
---------------------------------------------------- ---------------------- ------------------- -------------------

(1)Since Fund inception, December 31, 1999.

Notes to Financial Statements   as of April 30, 2000

(A) ORGANIZATION

The AAL Mutual Funds (the "Trust") was organized as a Massachusetts Business Trust on March 31, 1987, and is registered as an open-end diversified management company under the Investment Company Act of 1940. The Trust commenced operations on July 16, 1987, and currently consists of The AAL Small Cap Stock, Mid Cap Stock, International, Capital Growth, Equity Income, Balanced, High Yield Bond, Municipal Bond, Bond, Money Market, U.S. Government Zero Coupon Target Funds 2001 and 2006, Large Company Index, Mid Cap Index, and Bond Index Funds. The 15 AAL Mutual Funds are collectively referred to as the "Funds". The AAL Small Cap Stock, Mid Cap Stock, International, Capital Growth, Equity Income, Balanced, High Yield Bond, Municipal Bond, Bond, and Money Market Funds are printed under a separate annual report. The AAL U.S. Government Zero Coupon Target Funds 2001 and 2006 are also printed under a separate annual report.
On December 31, 1999, The AAL Large Company Index, Mid Cap Index, and Bond Index Funds commenced operations. These funds are only offered to institutions.

(B) SIGNIFICANT ACCOUNTING POLICIES

The Funds' principal accounting policies are:

Valuation-Securities traded on national securities exchanges abroad are valued at last reported sales prices. Each over-the-counter security for which the last sales price is available from NASDAQ is valued at that price. Interest bearing money market instruments are valued at a cost that approximates the market. Money market investments with a remaining maturity of 60 days are valued on an amortized cost basis. All other securities are valued at the latest bid quotation if such quotations are readily available. Otherwise, such securities are valued at a fair value as determined in good faith by the investment adviser under supervision of the Board of Trustees.
Federal Income Taxes -Each Fund intends to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly anticipate paying no Federal income taxes and no Federal income tax provision was required. Certain funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividend paid deduction.

Income and Expenses- The Funds are charged for those expenses that are directly attributed to each portfolio, such as transfer agent, printing, postage, and shareholder service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Fund portfolios in proportion to their respective net assets, number of shareholder accounts or other reasonable basis.

Distributions to Shareholders - Net investment income is distributed to each shareholder as a dividend. Dividends to shareholders are recorded on the ex-dividend date. Dividends from The AAL Large Company Index Fund and The AAL Mid Cap Index Fund are declared and paid annually. Dividends from The AAL Bond Index Fund are declared daily and distributed monthly. Dividends from net realized gains from securities transactions, if any, are distributed at least annually in the calendar year.

Credit Risk - The Funds may be susceptible to credit risk with respect to the extent the issuer defaults on its payment obligation. The Funds' policy is to monitor the creditworthiness of the issuer and does not anticipate nonperformance on the instruments.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Other -For financial statement purposes, investment security transactions are accounted for on the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts on bonds purchased are amortized over the life of the respective bonds in The AAL Bond Index Fund. Realized gains or losses on sales are determined on a specific cost identification basis. The Funds have no right to require registration of unregistered securities. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to trust capital.

(C) INVESTMENT ADVISORY MANAGEMENT FEES AND TRANSACTIONS WITH RELATED PARTIES

The Trust has entered into an Investment Advisory Agreement with AAL Capital Management Corporation, (the "Adviser"), under which each of the mutual fund portfolios pay a fee for investment advisory services. Effective December 31, 1999, the annual rates of fees as a percent of average daily net assets under the investment advisory agreement were as follows:

(M - Millions)                                       $0 to $50M
The AAL Large Company Index Fund                          0.25%
The AAL Mid Cap Index Fund                                0.25%
The AAL Bond Index Fund                                   0.25%

The Trust has entered into an Administrative Services Agreement with Aid Association for Lutherans ("AAL") pursuant to which AAL provides certain administrative services. Under the Administrative Service Agreement, AAL earned the following fees from the respective Funds for the period ended April 30, 2000: $11,667 for The AAL Large Company Index, Mid Cap Index, and the Bond Index Funds respectively.

The Trust has also contracted with AAL Capital Management Corporation for certain shareholder maintenance services. These shareholder services include: pre-processing and quality control of new accounts, shareholder correspondence, account response and answering customer inquires regarding account status, option and facilitating shareholder telephone transactions. Fees and cost reimbursements charged to the Funds under terms of the contract approximated $3.75 per year per shareholder account.

There are no 12b-1 Distribution Fees on Class I shares.

Each Trustee of the Funds or Trust who is not affiliated with the AAL or the Adviser receives an annual fee from the Funds for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Trustee's fees as if invested in any one of the Funds. The value of each Trustee's deferred compensation account will increase or decrease as if it were invested in shares of the selected Funds. The Funds maintain their proportionate share of AAL's liability for the deferred fees.

All Trustee compensation was deferred and invested into the Funds for the year ended April 30, 2000. No remuneration has been paid by the Trust to any of the officers or affiliated Trustees of the Trust. In addition, the Trust reimbursed unaffiliated Trustees for reasonable expenses incurred in relation to attendance at the meetings.

The Adviser voluntarily has reimbursed The AAL Large Company Index, Mid Cap Index, and Bond Index Funds for all expenses in excess of 0.20% of 1% of average daily net assets since inception. Voluntary reimbursement of expenses to the Funds may be modified or discounted at any time by the Adviser.

AAL is the ultimate parent company for AAL Capital Management Corporation.

(D) SECURITY TRANSACTIONS

During the period ended April 30, 2000 purchases and sales of securities other than short-term obligations were as follows:

                                               Purchases                Sales
                                            Period Ended         Period Ended
                                                 4/30/00              4/30/00
                                       --------------------------------------
The AAL Large Company Index Fund             $28,543,434             $158,010
The AAL Mid Cap Index Fund                     9,615,072            1,622,386
The AAL Bond Index Fund                       15,260,426            4,322,056

For the year ended April 30, 2000, The AAL Bond Index Fund purchased $7,487,037 and sold $4,158,938 in U.S. Government Obligations.

As of April 30, 2000, the cost of investments for federal income tax purposes for each of the funds were as follows:

       The AAL Large Company Index Fund                 $28,391,019
       The AAL Mid Cap Index Fund                        $8,495,674
       The AAL Bond Index Fund                          $11,088,690

Any differences between book and tax are due primarily to wash sale losses.

The AAL Bond Index Fund deferred, on a tax basis, post-October losses of $12,612. This amount may be used to offset future capital gains.

The gross unrealized appreciation and depreciation on investments at period ended April 30, 2000 were as follows:

                                                                                 Net Unrealized
                                                                                   Appreciation
                                      Appreciation         (Depreciation)        (Depreciation)
                                      ---------------------------------------------------------
The AAL Large Company Index Fund        $1,130,337           $(1,930,853)            $(800,516)
The AAL Mid Cap Index Fund               1,154,978              (718,935)               436,043
The AAL Bond Index Fund                     50,463               (94,773)              (44,310)

(E) TRUST TRANSACTIONS
Transactions in trust shares were as follows:
                                                 Period Ended
                                                      4/30/00
The AAL Large Company Index Fund                       Shares
-------------------------------------------------------------
Shares purchased                                    2,775,378
Income dividends reinvested                                 -
Capital gains reinvested                                    -
Shares redeemed                                          (67)
Net increase in trust shares                        2,775,311

                                                 Period Ended
                                                      4/30/00
The AAL Mid Cap Index Fund                             Shares
-------------------------------------------------------------
Shares purchased                                      814,985
Income dividends reinvested                                 -
Capital gains reinvested                                    -
Shares redeemed                                             -
Net increase in trust shares                          814,985

                                                 Period Ended
                                                      4/30/00
The AAL Bond Index Fund                                Shares
-------------------------------------------------------------
Shares purchased                                    1,088,560
Income dividends reinvested                            22,623
Capital gains reinvested                                    -
Shares redeemed                                          (68)
Net increase in trust shares                        1,111,115

Financial Highlights  Per Share Information


The AAL Large Company Index Fund
                                                                   Period Ended
CLASS I SHARES                                                        4/30/2000
-------------------------------------------------------------------------------
Net asset value: Beginning of Period                                     $10.00

Income from Investment Operations
Net investment income                                                      0.02
Net realized and unrealized gain (loss) on investments                   (0.07)
Total from Investment Operations                                         (0.05)

Less Distributions from:
Net investment income                                                         -
Net realized capital gains                                                    -
Total Distributions                                                           -

Net increase (decrease) in net asset value                               (0.05)
Net asset value: End of period                                            $9.95

Total return(b)                                                         (0.50)%
Net assets, end of period (in millions)                                   $27.6
Ratio of expenses to average net assets(a)                                0.20%
Ratio of net investment income (loss) to average net assets(a)            1.21%
Portfolio turnover rate                                                   1.57%

If the Fund had paid all of their expenses without the Adviser's voluntary expense reimbursement, the ratios would have been as follows:
Ratio of expenses to average net assets(a)                                0.93%
Ratio of net investment income (loss) to average net assets(a)            0.49%


(a)Calculated on an annualized basis.
(b)Total return calculations assume reinvestment of all dividends and distributions. Periods less than one year are not annualized.

The AAL Mid Cap Index Fund
                                                                 Period Ended
CLASS I SHARES                                                      4/30/2000
-----------------------------------------------------------------------------
Net asset value: Beginning of Period                                   $10.00

Income from Investment Operations
Net investment income                                                    0.03
Net realized and unrealized gain on investments                          0.87
Total from Investment Operations                                         0.90

Less Distributions from:
Net investment income                                                       -
Net realized capital gains                                                  -
Total Distributions                                                         -

Net increase (decrease) in net asset value                               0.90
Net asset value: End of period                                         $10.90

Total return(b)                                                         9.00%
Net assets, end of period (in millions)                                  $8.9
Ratio of expenses to average net assets(a)                              0.20%
Ratio of net investment income (loss) to average net assets(a)          1.02%
Portfolio turnover rate                                                24.59%

If the Fund had paid all of their expenses without the adviser's voluntary expense reimbursement, the ratios would have been as follows:
Ratio of expenses to average net assets(a)                              1.27%
Ratio of net investment income (loss) to average net assets(a)        (0.05)%


(a)Calculated on an annualized basis.
(b)Total return calculations assume reinvestment of all dividends and distributions. Periods less than one year are not annualized.

The AAL Bond Index Fund
                                                                   Period Ended
CLASS I SHARES                                                        4/30/2000
-------------------------------------------------------------------------------
Net asset value: Beginning of Period                                     $10.00

Income from Investment Operations
Net investment income                                                      0.22
Net realized and unrealized gain (loss) on investments                   (0.05)
Total from Investment Operations                                           0.17

Less Distributions from:
Net investment income                                                    (0.22)
Net realized capital gains                                                    -
Total Distributions                                                      (0.22)

Net increase (decrease) in net asset value                               (0.05)
Net asset value: End of period                                            $9.95

Total return(b)                                                           1.72%
Net assets, end of period (in millions)                                   $11.1
Ratio of expenses to average net assets(a)                                0.20%
Ratio of net investment income (loss) to average net assets(a)            6.85%
Portfolio turnover rate                                                  52.37%

If the Fund had paid all of their expenses without the Adviser's voluntary expense reimbursement, the ratios would have been as follows:

Ratio of expenses to average net assets(a)                                1.04%
Ratio of net investment income (loss) to average net assets(a)            6.02%


(a)Calculated on an annualized basis.
(b)Total return calculations assume reinvestment of all dividends and distributions. Periods less than one year are not annualized.

Report of Independent Accountants

[PRICEWATERHOUSECOOPERS LETTERHEAD]               PricewaterhouseCoopers LLP
                                                  100 East Wisconsin Avenue
                                                  Suite 1500
                                                  Milwaukee WI  53202
                                                  Telephone (414)212-1600


To the Shareholders and Trustees of
The AAL Mutual Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The AAL Large Company Index Fund, The AAL Mid Cap Index Fund, and The AAL Bond Index Fund (three of the portfolios constituting The AAL Mutual Funds, the "Funds") at April 30, 2000, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the period December 31, 1999 (commencement of operations) through April 30, 2000, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at April 30, 2000, by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP

May 19, 2000

A Note on Foward-Looking Statements (Unaudited)

Except for the historical information contained in the foregoing reports on each of the Funds, the matters discussed in those reports may constitute forward-looking statements that are made pursuant to the safe harbor provisions of the Securities Litigation Reform Act of 1995. These include discussion about each portfolio manager's predictions, assessments, analyses and outlooks for relevant securities and investment markets, market sectors, industries and individual stocks or other investment securities. These statements involve risks and uncertainties. In addition to the general risks described for each Fund in its current prospectus, other factors bearing on these reports include the accuracy of each portfolio manager's forecasts and predictions, the appropriateness of the investment strategies designed by the portfolio managers to capitalize on their forecasts and predictions should they prove true, and the ability of the portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of any Fund to differ materially from the projected results for the Fund, either on an overall basis or on a relative basis as compared to the benchmark index selected for the particular Fund.

Board Of Trustees
     John O. Gilbert-Chairman of the Board
     F. Gregory Campbell
     Woodrow E. Eno
     Richard L. Gady
     John H. Pender
     Edward W. Smeds
     Lawrence M. Woods

Officers
     Robert G. Same-President
     James H. Abitz-Vice-President
     Woodrow E. Eno-Vice-President
     Charles D. Gariboldi-Treasurer
     Frederick D. Kelsven-Secretary

Investment Adviser & Distributor
     AAL Capital Management Corporation
     222 West College Avenue
     Appleton, WI  54919-0007

Custodian
     Citibank, N.A.
     111 Wall Street
     New York, NY  10043

Transfer Agent & Disbursing Agent
     Firstar Mutual Fund Services, LLC
     615 East Michigan Street
     P.O. Box 2981
     Milwaukee, WI  53201-2981

Legal Counsel
     Quarles & Brady LLP
     411 East Wisconsin Avenue
     Milwaukee, WI  53202

Independent Accountant
     PricewaterhouseCoopers LLP
     Suite 1500
     100 East Wisconsin Avenue
     Milwaukee, WI  53202

This report is submitted for the information of shareholders of The AAL Mutual Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by the current prospectus for The AAL Mutual Funds, including investing policies, charges and expenses.